Portfolio of Investments May 31, 2025
Credit Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 92.7%
9696802 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 5 .7% 9696802
AUTOMOBILES & COMPONENTS - 0.3%
$ 575,000 (a) General Motors Financial Co Inc 5 .750 % N/A $ 553,571
TOTAL AUTOMOBILES & COMPONENTS 553,571
BANKS - 0.7%
300,000 (b) Banco de Credito del Peru S.A 6 .450 07/30/35 304,392
200,000 (b) Banque Ouest Africaine de Developpement 8 .200 02/13/55 198,847
500,000 Canadian Imperial Bank of Commerce 6 .950 01/28/85 496,289
200,000 (b) Turkiye Garanti Bankasi AS 8 .125 01/03/35 199,599
TOTAL BANKS 1,199,127
ENERGY - 1.3%
375,000 Enbridge Inc 8 .500 01/15/84 406,920
600,000 (a) Energy Transfer LP 7 .125 N/A 602,579
460,000 (b) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 464,306
800,000 (a),(b) Venture Global LNG Inc 9 .000 N/A 754,536
TOTAL ENERGY 2,228,341
FINANCIAL SERVICES - 0.2%
350,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 358,997
TOTAL FINANCIAL SERVICES 358,997
INSURANCE - 0.7%
300,000 Assurant Inc 7 .000 03/27/48 304,321
360,000 Enstar Finance LLC 5 .750 09/01/40 356,124
485,000 (b) Enstar Group Ltd 7 .500 04/01/45 491,062
TOTAL INSURANCE 1,151,507
MATERIALS - 0.6%
1,000,000 FMC Corp 8 .450 11/01/55 1,008,325
TOTAL MATERIALS 1,008,325
MEDIA & ENTERTAINMENT - 0.4%
670,000 Paramount Global 6 .375 03/30/62 654,923
TOTAL MEDIA & ENTERTAINMENT 654,923
TELECOMMUNICATION SERVICES - 0.3%
468,000 Rogers Communications Inc 7 .125 04/15/55 468,679
TOTAL TELECOMMUNICATION SERVICES 468,679
UTILITIES - 1.2%
494,000 (b) AltaGas Ltd 7 .200 10/15/54 483,150
405,000 (a) Edison International 5 .375 N/A 384,506
250,000 EUSHI Finance Inc 7 .625 12/15/54 255,595
305,000 (a),(b) NRG Energy Inc 10 .250 N/A 335,824
375,000 PG&E Corp 7 .375 03/15/55 367,206
230,000 (a),(b) Vistra Corp 8 .875 N/A 247,051
TOTAL UTILITIES 2,073,332
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $9,675,754) 9,696,802
SHARES DESCRIPTION RATE VALUE
1022261 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0 .6% 1022261
BANKS - 0.4%
27,750 (c) Wintrust Financial Corp 7 .875 709,013
TOTAL BANKS 709,013
FINANCIAL SERVICES - 0.2%
12,550 Synchrony Financial 8 .250 313,248
TOTAL FINANCIAL SERVICES 313,248
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $1,013,222) 1,022,261

Portfolio of Investments May 31, 2025
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 9.9% –
1,000,000 (b) Affirm Asset Securitization Trust 2024-B, Series 2024 B 7 .350% 09/15/29 $ 993,380
1,000,000 (b) Affirm Master Trust, Series 2025 1A 7 .180 02/15/33 989,699
1,000,000 (b) Avis Budget Rental Car Funding AESOP LLC, Series 2024 2A 7 .430 10/20/28 1,005,026
2,500 (b),(d) Carvana Auto Receivables Trust 2021-P2, Series 2021 P2 0 .000 05/10/28 336,725
1,000,000 (b) Centersquare Issuer LLC, Series 2025 1A 5 .900 03/26/55 948,925
675,000 (b),(e) CIFC Funding 2022-II Ltd, Series 2022 2A, (TSFR3M + 4.750%) 9 .019 04/19/35 659,406
1,000,000 (b) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 1A
9 .408 05/20/55 1,033,867
665,000 (b),(e) Elmwood CLO 20 Ltd, Series 2022 7A, (TSFR3M + 6.000%) 10 .280 01/17/37 666,947
500,000 (b) Frontier Issuer LLC, Series 2023 1 11 .500 08/20/53 526,394
500,000 (b),(e) GoldentTree Loan Management US CLO 1 Ltd, Series 2021
11A, (LIBOR 3 M + 7.762%)
8 .563 10/20/34 486,242
500,000 (b) Hertz Vehicle Financing III LLC, Series 2024 1A 9 .220 01/25/29 503,703
750,000 (b) Hotwire Funding LLC, Series 2024 1A 9 .188 06/20/54 783,759
1,525,000 (b),(d) Mosaic Solar Loan Trust 2019-2, Series 2019 2A 0 .000 09/20/40 547,628
1,000,000 (b),(e) OHA Loan Funding 2013-1 Ltd, Series 2013 1A, (TSFR3M +
3.300%)
7 .579 04/23/37 1,006,579
500,000 (b) Oportun Issuance Trust 2024-2, Series 2024 2 10 .470 02/09/32 520,790
1,000,000 (b),(e) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 10 .256 01/15/38 1,012,340
897,294 (b) Sierra Timeshare 2025-1 Receivables Funding LLC, Series 2025
1A
6 .860 01/21/42 870,976
750,000 (b),(e) Thayer Park CLO Ltd, Series 2017 1A, (TSFR3M + 9.132%) 1 .000 04/20/34 690,712
1,000,000 (b) Uniti Fiber Abs Issuer Llc, Series 2025 1A 9 .120 04/20/55 1,020,461
303,898 (b) VR Funding LLC, Series 2020 1A 6 .420 11/15/50 298,316
1,000,000 (b) Zayo Issuer LLC, Series 2025 1A 8 .659 03/20/55 1,010,626
1,000,000 (b) Ziply Fiber Issuer LLC, Series 2024 1A 11 .170 04/20/54 1,072,268
TOTAL ASSET-BACKED SECURITIES
(Cost $17,673,681) 16,984,769
SHARES DESCRIPTION VALUE
89 COMMON STOCKS - 0 .0% 89
TRANSPORTATION - 0.0%
8,907 (d),(f) Jack Cooper Enterprises Inc 89
TOTAL TRANSPORTATION 89
TOTAL COMMON STOCKS
(Cost $0) 89
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
2645869 CONTINGENT CAPITAL SECURITIES - 1 .6% 2645869
BANKS - 0.9%
400,000 (a),(g) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 439,024
500,000 (a),(g) Barclays PLC 8 .000 N/A 521,482
500,000 (a),(b),(g) Intesa Sanpaolo SpA 7 .700 N/A 501,554
TOTAL BANKS 1,462,060
FINANCIAL SERVICES - 0.7%
350,000 (a),(g) Deutsche Bank AG 6 .000 N/A 347,971
600,000 (a),(g) Deutsche Bank AG, Reg S 8 .130 N/A 607,500
200,000 (a),(b),(g) UBS Group AG 9 .250 N/A 228,338
TOTAL FINANCIAL SERVICES 1,183,809
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $2,459,234) 2,645,869
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
93102490 CORPORATE BONDS - 54 .4% 93102490
AUTOMOBILES & COMPONENTS - 2.0%
625,000 (b) Clarios Global LP / Clarios US Finance Co 6 .750 02/15/30 636,569
700,000 (b) Dealer Tire LLC / DT Issuer LLC 8 .000 02/01/28 684,083
430,000 (b),(c) Dornoch Debt Merger Sub Inc 6 .625 10/15/29 330,487
250,000 (c) Goodyear Tire & Rubber Co/The 5 .250 07/15/31 233,272
830,000 (b) IHO Verwaltungs GmbH 8 .000 11/15/32 831,099

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS (continued)
200,000 (b) Nemak SAB de CV 3 .625% 06/28/31 $ 162,224
510,000 (b) Phinia Inc 6 .625 10/15/32 506,944
TOTAL AUTOMOBILES & COMPONENTS 3,384,678
BANKS - 0.6%
200,000 (a),(b),(g) Banco Mercantil del Norte SA/Grand Cayman 6 .625 N/A 181,988
200,000 (c),(g) Bancolombia SA 8 .625 12/24/34 209,693
200,000 (b),(g) BBVA Bancomer SA Institucion de Banca Multiple Grupo
Financiero BBVA Mexico
7 .625 02/11/35 202,480
200,000 (b) Caixa Economica Federal 5 .625 05/13/30 198,700
200,000 (b) Yapi ve Kredi Bankasi AS 7 .250 03/03/30 198,692
TOTAL BANKS 991,553
CAPITAL GOODS - 3.2%
220,000 (b) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 223,116
425,000 (b),(c) Alta Equipment Group Inc 9 .000 06/01/29 371,292
360,000 (b) Axon Enterprise Inc 6 .125 03/15/30 367,164
300,000 (b) Cornerstone Building Brands Inc 9 .500 08/15/29 266,560
300,000 (b) Dcli Bidco LLC 7 .750 11/15/29 302,302
400,000 (b) Efesto Bidco S.p.A Efesto US LLC 7 .500 02/15/32 402,608
440,000 (b) Goat Holdco LLC 6 .750 02/01/32 438,304
255,000 (b),(h) Herc Holdings Escrow Inc 7 .000 06/15/30 262,708
300,000 (b) Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9 .000 02/15/29 306,603
200,000 (b) IHS Holding Ltd 8 .250 11/29/31 198,676
300,000 (b) IRB Infrastructure Developers Ltd 7 .110 03/11/32 297,077
400,000 (b) JELD-WEN Inc 4 .875 12/15/27 349,246
95,000 (b),(h) New Flyer Holdings Inc 9 .250 07/01/30 97,494
250,000 (b) Quikrete Holdings Inc 6 .375 03/01/32 254,039
450,000 (b) TransDigm Inc 6 .875 12/15/30 464,093
400,000 (b) TransDigm Inc 6 .375 05/31/33 395,200
240,000 (b) WESCO Distribution Inc 6 .375 03/15/33 244,455
200,000 (b) Windsor Holdings III LLC 8 .500 06/15/30 211,623
TOTAL CAPITAL GOODS 5,452,560
COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
200,000 (b) Ambipar Lux Sarl 9 .875 02/06/31 185,378
115,000 (b),(h) CACI International Inc 6 .375 06/15/33 117,236
1,100,000 (b) Garda World Security Corp 7 .750 02/15/28 1,136,984
500,000 (b) Neptune Bidco US Inc 9 .290 04/15/29 473,752
630,000 (b) RR Donnelley & Sons Co 9 .500 08/01/29 631,583
200,000 (b) Sabre GLBL Inc 8 .625 06/01/27 205,655
500,000 (b) Sotheby's 7 .375 10/15/27 492,354
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,242,942
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.9%
613,374 (b) Carvana Co, (cash 9.000%, PIK 12.000%) 9 .000 12/01/28 630,230
379,125 (b) Carvana Co, (cash 11.000%, PIK 13.000%) 9 .000 06/01/30 399,800
450,000 (b) Cougar JV Subsidiary LLC 8 .000 05/15/32 472,670
400,000 (b),(c) Kohl's Corp 10 .000 06/01/30 410,705
200,000 (b) LCM Investments Holdings II LLC 8 .250 08/01/31 212,050
300,000 (b) Michaels Cos Inc/The 5 .250 05/01/28 204,508
487,000 (b) Michaels Cos Inc/The 7 .875 05/01/29 234,977
400,000 (b) Queen MergerCo Inc 6 .750 04/30/32 410,140
225,000 (b) Veritiv Operating Co 10 .500 11/30/30 239,311
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,214,391
CONSUMER DURABLES & APPAREL - 1.4%
355,000 (b) CD&R Smokey Buyer Inc 9 .500 10/15/29 294,650
275,000 (b) Champ Acquisition Corp 8 .375 12/01/31 288,745
500,000 (b),(c) Crocs Inc 4 .125 08/15/31 443,805
500,000 (b),(c) Hanesbrands Inc 9 .000 02/15/31 528,264
275,000 (b) Newell Brands Inc 8 .500 06/01/28 284,501
525,000 (b) S&S Holdings LLC 8 .375 10/01/31 501,028
TOTAL CONSUMER DURABLES & APPAREL 2,340,993

Portfolio of Investments May 31, 2025
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 1.7%
480,000 (b) Carnival Corp 5 .875% 06/15/31 $ 480,288
440,000 (b),(h) Flutter Treasury DAC 5 .875 06/04/31 442,200
200,000 Fortune Star BVI Ltd, Reg S 8 .500 05/19/28 200,056
250,000 (b) Life Time Inc 6 .000 11/15/31 250,559
500,000 (b) NCL Corp Ltd 6 .750 02/01/32 500,093
340,000 (b) Royal Caribbean Cruises Ltd 5 .500 08/31/26 340,049
230,000 (b) Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5 .250 05/15/27 228,961
300,000 (b) Wynn Macau Ltd 5 .625 08/26/28 289,199
215,000 (b) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 212,644
TOTAL CONSUMER SERVICES 2,944,049
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
460,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
3 .250 03/15/26 452,578
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 452,578
ENERGY - 6.8%
300,000 (b) Azule Energy Finance Plc 8 .125 01/23/30 292,152
250,000 (b) Baytex Energy Corp 7 .375 03/15/32 226,939
425,000 (b) Blue Racer Midstream LLC / Blue Racer Finance Corp 7 .250 07/15/32 440,635
16,577 (b) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 14,310
1,150,000 (b) Buckeye Partners LP 6 .875 07/01/29 1,182,413
300,000 (b) Chord Energy Corp 6 .750 03/15/33 297,924
650,000 (b) CNX Resources Corp 7 .250 03/01/32 662,401
250,000 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 5 .500 06/15/31 240,239
120,000 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 8 .625 03/15/29 124,280
200,000 Ecopetrol SA 7 .750 02/01/32 193,904
200,000 (b) Geopark Ltd 8 .750 01/31/30 158,720
400,000 Global Partners LP / GLP Finance Corp 6 .875 01/15/29 401,653
500,000 (b) Global Partners LP / GLP Finance Corp 8 .250 01/15/32 519,766
200,000 (b) Gran Tierra Energy Inc 9 .500 10/15/29 140,025
285,000 (b) Harvest Midstream I LP 7 .500 05/15/32 292,816
320,000 (b) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 318,432
300,000 (b) Hunt Oil Co of Peru LLC Sucursal Del Peru 7 .750 11/05/38 310,496
300,000 (b) Indika Energy Tbk PT 8 .750 05/07/29 288,633
400,000 (b) Kinetik Holdings LP 6 .625 12/15/28 407,941
300,000 (b) Kosmos Energy Ltd 7 .750 05/01/27 260,843
200,000 (b) Matador Resources Co 6 .250 04/15/33 192,647
300,000 (b) Medco Laurel Tree Pte Ltd 6 .950 11/12/28 295,536
50,000 (b),(c) New Fortress Energy Inc 6 .500 09/30/26 29,936
160,000 (b) NFE Financing LLC 12 .000 11/15/29 68,645
490,000 (b) Noble Finance II LLC 8 .000 04/15/30 488,258
300,000 (b) Northern Oil & Gas Inc 8 .125 03/01/28 301,222
400,000 PBF Holding Co LLC / PBF Finance Corp 6 .000 02/15/28 371,396
200,000 (b),(c) Pluspetrol SA 8 .500 05/30/32 199,800
200,000 (b) Raizen Fuels Finance SA 6 .700 02/25/37 193,322
250,000 (b) Rockies Express Pipeline LLC 6 .750 03/15/33 257,487
301,692 (b) Transocean Aquila Ltd 8 .000 09/30/28 301,219
150,000 (b) Transocean Inc 8 .250 05/15/29 135,269
300,000 (b) Transocean Inc 8 .000 02/01/27 293,287
600,000 (b) Venture Global Calcasieu Pass LLC 3 .875 11/01/33 512,499
500,000 (b) Venture Global LNG Inc 8 .375 06/01/31 507,571
500,000 (b) Venture Global LNG Inc 9 .875 02/01/32 531,923
200,000 (b) YPF SA 8 .250 01/17/34 197,105
TOTAL ENERGY 11,651,644
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
580,000 (b) Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus
LLC / GGSI Sellco LL
5 .750 05/15/26 574,587
620,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 635,527
728,000 (c) MPT Operating Partnership LP / MPT Finance Corp 5 .000 10/15/27 636,243
300,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6 .500 04/01/32 304,117
180,000 (b),(h) RHP Hotel Properties LP / RHP Finance Corp 6 .500 06/15/33 183,063

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
305,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6 .500% 02/15/29 $ 287,566
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,621,103
FINANCIAL SERVICES - 4.6%
1,100,000 (b) Azorra Finance Ltd 7 .750 04/15/30 1,103,153
300,000 Block Inc 6 .500 05/15/32 306,596
200,000 (b) Compass Group Diversified Holdings LLC 5 .250 04/15/29 173,052
750,000 (b) Encore Capital Group Inc 8 .500 05/15/30 795,012
210,000 (b) Freedom Mortgage Holdings LLC 8 .375 04/01/32 207,411
350,000 (b) HAT Holdings I LLC / HAT Holdings II LLC 3 .375 06/15/26 340,724
310,000 (b) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10 .000 11/15/29 302,186
200,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4 .375 02/01/29 163,358
250,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 237,896
170,000 (b) Jane Street Group / JSG Finance Inc 6 .750 05/01/33 174,340
990,000 (b) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 991,638
200,000 (b) Muthoot Finance Ltd 6 .375 04/23/29 196,868
230,000 OneMain Finance Corp 3 .500 01/15/27 222,845
280,000 (b) PennyMac Financial Services Inc 6 .875 05/15/32 281,316
700,000 (b) PennyMac Financial Services Inc 7 .875 12/15/29 737,297
700,000 (b) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2 .875 10/15/26 677,908
430,000 (b) Starwood Property Trust Inc 6 .500 10/15/30 435,160
315,000 (b) Starwood Property Trust Inc 6 .000 04/15/30 314,089
215,000 (b) WEX Inc 6 .500 03/15/33 212,647
TOTAL FINANCIAL SERVICES 7,873,496
FOOD, BEVERAGE & TOBACCO - 1.1%
200,000 (b),(c) Fiesta Purchaser Inc 9 .625 09/15/32 209,225
200,000 (b) Grupo Nutresa SA 8 .000 05/12/30 205,786
300,000 (b) Minerva Luxembourg SA 8 .875 09/13/33 322,045
250,000 (b) Post Holdings Inc 6 .375 03/01/33 248,173
200,000 TreeHouse Foods Inc 4 .000 09/01/28 182,156
725,000 (b) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 683,530
TOTAL FOOD, BEVERAGE & TOBACCO 1,850,915
HEALTH CARE EQUIPMENT & SERVICES - 3.8%
575,000 (b) CHS/Community Health Systems Inc 10 .875 01/15/32 612,875
450,000 (b) DaVita Inc 4 .625 06/01/30 420,499
500,000 (b) DaVita Inc 6 .875 09/01/32 507,921
813,591 (b) Global Medical Response Inc, (cash 9.500%, PIK 10.000%) 10 .000 10/31/28 813,591
250,000 (b) Insulet Corp 6 .500 04/01/33 257,064
400,000 (b),(c) LifePoint Health Inc 5 .375 01/15/29 377,790
200,000 (b) LifePoint Health Inc 11 .000 10/15/30 219,868
500,000 (b) Molina Healthcare Inc 3 .875 11/15/30 457,147
700,000 (b) Molina Healthcare Inc 6 .250 01/15/33 698,871
550,000 (b) Prime Healthcare Services Inc 9 .375 09/01/29 558,794
885,000 (b) Radiology Partners Inc, (cash 4.275%, PIK 3.500%) 7 .775 01/31/29 889,425
250,000 (b) Radiology Partners Inc, (cash 9.781%, PIK 9.781%) 9 .781 02/15/30 241,366
325,000 (b) Star Parent Inc 9 .000 10/01/30 335,910
200,000 Tenet Healthcare Corp 6 .125 06/15/30 201,960
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,593,081
INSURANCE - 2.6%
800,000 (b) Acrisure LLC / Acrisure Finance Inc 7 .500 11/06/30 825,439
300,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 304,201
300,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 302,402
1,205,000 (b) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 1,192,239
760,000 (b) Ardonagh Finco Ltd 7 .750 02/15/31 785,822
525,000 (b) Panther Escrow Issuer LLC 7 .125 06/01/31 543,115
500,000 (b),(e) Residential Reinsurance 2025 Ltd (3-Month U.S. Treasury Bill +
5.750%)
4 .783 06/06/29 499,500
TOTAL INSURANCE 4,452,718

Portfolio of Investments May 31, 2025
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 3.3%
300,000 (b) Arsenal AIC Parent LLC 8 .000% 10/01/30 $ 315,039
200,000 (b) Braskem Idesa SAPI 6 .990 02/20/32 147,054
424,000 Celanese US Holdings LLC 6 .415 07/15/27 434,727
200,000 (b) Celulosa Arauco y Constitucion SA 6 .180 05/05/32 200,637
300,000 (b) Cleveland-Cliffs Inc 6 .875 11/01/29 278,931
375,000 (b) Clydesdale Acquisition Holdings Inc 6 .625 04/15/29 378,213
400,000 (b),(c) LD Celulose International GmbH 7 .950 01/26/32 412,200
200,000 (b) Limak Cimento Sanayi ve Ticaret AS 9 .750 07/25/29 197,800
100,000 (b) Mineral Resources Ltd 9 .250 10/01/28 102,029
200,000 (b) Mineral Resources Ltd 8 .000 11/01/27 199,809
200,000 (b),(c) Nexa Resources SA 6 .600 04/08/37 198,394
300,000 (b) NOVA Chemicals Corp 7 .000 12/01/31 313,749
165,000 (b) Novelis Corp 3 .250 11/15/26 161,845
230,000 (b) OCP SA 6 .700 03/01/36 225,975
200,000 (b) Orbia Advance Corp SAB de CV 6 .800 05/13/30 200,890
780,000 (b),(c) Owens-Brockway Glass Container Inc 7 .250 05/15/31 781,332
200,000 (b) Sasol Financing USA LLC 8 .750 05/03/29 196,659
400,000 (b),(c) Sealed Air Corp 6 .500 07/15/32 409,665
250,000 (b) Trivium Packaging Finance BV 8 .250 07/15/30 259,386
200,000 UPL Corp Ltd, Reg S 4 .625 06/16/30 180,847
TOTAL MATERIALS 5,595,181
MEDIA & ENTERTAINMENT - 5.0%
775,000 (b) Advantage Sales & Marketing Inc 6 .500 11/15/28 591,903
177,000 (b),(c) AMC Entertainment Holdings Inc 7 .500 02/15/29 138,325
330,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 5 .125 05/01/27 326,595
525,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4 .750 02/01/32 486,004
750,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 12/01/61 505,242
625,000 (b) CSC Holdings LLC 5 .500 04/15/27 592,075
1,200,000 (b),(c) CSC Holdings LLC 11 .250 05/15/28 1,187,618
600,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 590,585
300,000 (b) DISH DBS Corp 5 .250 12/01/26 276,926
825,000 (b) DISH Network Corp 11 .750 11/15/27 851,162
$ 200,000 (b),(c) Gray Media Inc 7 .000 05/15/27 198,617
570,000 (b) LCPR Senior Secured Financing DAC 6 .750 10/15/27 412,985
300,000 (b) Match Group Holdings II LLC 4 .125 08/01/30 276,874
580,000 (b) McGraw-Hill Education Inc 7 .375 09/01/31 596,771
500,000 (b),(c) Scripps Escrow II Inc 3 .875 01/15/29 427,500
350,000 (b) Sirius XM Radio LLC 3 .125 09/01/26 341,902
400,000 (b) Univision Communications Inc 8 .500 07/31/31 384,065
325,000 (b) Univision Communications Inc 7 .375 06/30/30 303,833
TOTAL MEDIA & ENTERTAINMENT 8,488,982
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
250,000 (b) 1261229 BC Ltd 10 .000 04/15/32 247,504
200,000 (b) Bausch Health Americas Inc 8 .500 01/31/27 188,500
200,000 (b) Bausch Health Cos Inc 11 .000 09/30/28 191,893
375,000 (b) Charles River Laboratories International Inc 3 .750 03/15/29 347,363
300,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 4 .125 04/30/28 281,798
200,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 168,056
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,425,114
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
804,000 (b),(c) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 734,468
560,000 (b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5 .750 07/15/27 552,520
375,000 Kennedy-Wilson Inc 4 .750 03/01/29 344,705
197,460 (b) Sorik Marapi Geothermal Power PT 7 .750 08/05/31 194,686
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,826,379
SOFTWARE & SERVICES - 1.8%
600,000 (b) Amentum Escrow Corp 7 .250 08/01/32 612,050
300,000 (b) CA Magnum Holdings 5 .375 10/31/26 296,253
500,000 (b) Cloud Software Group Inc 6 .500 03/31/29 499,437
500,000 (b) Cloud Software Group Inc 8 .250 06/30/32 525,736

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 500,000 (b) Condor Merger Sub Inc 7 .375% 02/15/30 $ 462,344
230,000 (b) Fair Isaac Corp 6 .000 05/15/33 229,566
360,000 (b) Gen Digital Inc 6 .250 04/01/33 363,997
190,000 (b) Rocket Software Inc 6 .500 02/15/29 184,471
TOTAL SOFTWARE & SERVICES 3,173,854
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
330,000 (b),(c) CommScope LLC 9 .500 12/15/31 343,008
150,000 (b) Imola Merger Corp 4 .750 05/15/29 143,728
300,000 (b),(c) Viasat Inc 6 .500 07/15/28 275,351
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 762,087
TELECOMMUNICATION SERVICES - 3.9%
400,000 (b) Altice France SA 8 .125 02/01/27 367,108
311,137 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6 .750 11/30/30 267,578
350,000 EchoStar Corp 10 .750 11/30/29 351,715
175,000 (c) Hughes Satellite Systems Corp 5 .250 08/01/26 157,755
275,000 (b) Iliad Holding SASU 7 .000 04/15/32 276,768
425,000 (b) Level 3 Financing Inc 3 .625 01/15/29 352,750
650,000 (b) Level 3 Financing Inc 3 .750 07/15/29 533,435
450,000 (b) Level 3 Financing Inc 10 .000 10/15/32 452,296
400,000 (b) Lumen Technologies Inc 4 .500 01/15/29 354,000
800,000 (b) Lumen Technologies Inc 10 .000 10/15/32 820,480
200,000 (b) Turkcell Iletisim Hizmetleri AS 7 .650 01/24/32 202,884
600,000 (b) Virgin Media Secured Finance PLC 4 .500 08/15/30 554,016
285,000 (b) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 296,613
1,150,000 (b) Zayo Group Holdings Inc 4 .000 03/01/27 1,081,820
700,000 (b) Zayo Group Holdings Inc 6 .125 03/01/28 603,628
TOTAL TELECOMMUNICATION SERVICES 6,672,846
TRANSPORTATION - 1.5%
485,000 (b) Air Transport Services Group Inc 7 .250 03/15/32 502,315
1,770,000 (b) Brightline East LLC 11 .000 01/31/30 1,274,400
340,000 (b) United Airlines Inc 4 .375 04/15/26 335,971
556,000 (b),(c) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 547,716
TOTAL TRANSPORTATION 2,660,402
UTILITIES - 3.2%
300,000 (b) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 296,633
195,450 (b) Continuum Green Energy India Pvt / Co-Issuers 7 .500 06/26/33 200,967
800,000 (b) ContourGlobal Power Holdings SA 6 .750 02/28/30 810,432
500,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 452,699
200,000 (b) Greenko Wind Projects Mauritius Ltd 7 .250 09/27/28 198,559
250,000 (b) LONG RIDGE ENERGY LLC 8 .750 02/15/32 251,948
190,000 (b) NRG Energy Inc 6 .250 11/01/34 190,064
200,000 (b) Pampa Energia SA 7 .875 12/16/34 198,338
200,000 (b) Pampa Energia SA 7 .950 09/10/31 202,268
300,000 (b) Pattern Energy Operations LP / Pattern Energy Operations Inc 4 .500 08/15/28 287,868
200,000 (b) Saavi Energia Sarl 8 .875 02/10/35 204,600
600,000 (b) Talen Energy Supply LLC 8 .625 06/01/30 640,771
200,000 (b) TerraForm Power Operating LLC 4 .750 01/15/30 188,523
250,000 (b) Vistra Operations Co LLC 7 .750 10/15/31 265,084
340,000 (b) Vistra Operations Co LLC 5 .625 02/15/27 339,775
100,000 (b) XPLR Infrastructure Operating Partners LP 4 .500 09/15/27 96,735
300,000 (b),(c) XPLR Infrastructure Operating Partners LP 7 .250 01/15/29 301,472
290,000 (b),(c) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 304,208
TOTAL UTILITIES 5,430,944
TOTAL CORPORATE BONDS
(Cost $92,979,123) 93,102,490

Portfolio of Investments May 31, 2025
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 8.1% –
$ 948,828 (b),(e) BLP Commercial Mortgage Trust 2024-IND2, Series 2024 IND2,
(TSFR1M + 3.689%)
8 .011% 03/15/41 $ 949,262
1,000,000 (b),(e) BX Trust 2021-VIEW, Series 2021 VIEW, (TSFR1M + 3.714%) 8 .036 06/15/36 999,666
1,000,000 (b),(e) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4 .767 06/10/47 430,010
900,000 (b) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3 .000 03/10/48 614,109
485,000 (e) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3 .768 08/10/48 455,629
850,000 (b),(e) Connecticut Avenue Securities Trust 2022-R01, Series 2022
R01, (SOFR30A + 6.000%)
10 .322 12/25/41 894,001
1,500,000 (b),(e) Connecticut Avenue Securities Trust 2022-R02, Series 2022
R02, (SOFR30A + 7.650%)
12 .972 01/25/42 1,616,031
1,500,000 (b),(e) Connecticut Avenue Securities Trust 2022-R06, Series 2022
R06, (SOFR30A + 10.600%)
15 .334 05/25/42 1,721,810
565,000 (b),(e) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 5.900%)
10 .222 07/25/43 602,589
1,000,000 (b),(e) Freddie Mac STACR REMIC Trust 2021-DNA6, Series 2021
DNA6, (SOFR30A + 7.500%)
11 .822 10/25/41 1,066,226
1,000,000 (b),(e) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022
DNA1, (SOFR30A + 7.100%)
11 .422 01/25/42 1,069,971
450,000 (b),(e) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 4.750%)
9 .072 02/25/42 471,469
1,098,000 (b),(e) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 8.500%)
13 .788 02/25/42 1,201,057
920,000 (b),(e) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 9.750%)
15 .087 04/25/42 1,032,927
800,000 (e) JPMBB Commercial Mortgage Securities Trust 2014-C22,
Series 2014 C22
4 .508 09/15/47 739,600
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $14,351,724) 13,864,357
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
6359481 SOVEREIGN DEBT - 3 .7% 6359481
ANGOLA - 0.1%
200,000 (b) Angolan Government International Bond 8 .750 04/14/32 164,053
TOTAL ANGOLA 164,053
ARGENTINA - 0.2%
600,000 Argentine Republic Government International Bond 4 .125 07/09/35 402,900
TOTAL ARGENTINA 402,900
BAHAMAS - 0.1%
200,000 (b) Bahamas Government International Bond 6 .000 11/21/28 193,800
TOTAL BAHAMAS 193,800
BARBADOS - 0.2%
270,000 (b) Barbados Government International Bond 6 .500 10/01/29 256,905
TOTAL BARBADOS 256,905
BENIN - 0.1%
200,000 (b) Benin Government International Bond 7 .960 02/13/38 183,358
TOTAL BENIN 183,358
COLOMBIA - 0.1%
200,000 Colombia Government International Bond 3 .250 04/22/32 156,900
TOTAL COLOMBIA 156,900
COTE D'IVOIRE - 0.2%
300,000 (b) Ivory Coast Government International Bond 6 .125 06/15/33 265,536
TOTAL COTE D'IVOIRE 265,536
DOMINICAN REPUBLIC - 0.2%
200,000 (b) Dominican Republic International Bond 6 .500 02/15/48 184,480
150,000 (b) Dominican Republic International Bond 6 .600 06/01/36 149,168
TOTAL DOMINICAN REPUBLIC 333,648
ECUADOR - 0.2%
155,762 (b) Ecuador Government International Bond 1 .000 07/31/35 96,962
311,523 Ecuador Government International Bond, Reg S 5 .500 07/31/35 193,923
TOTAL ECUADOR 290,885

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EGYPT - 0.2%
$ 200,000 (b) Egypt Government International Bond 8 .750% 09/30/51 $ 155,538
200,000 (b) Egypt Government International Bond 8 .625 02/04/30 198,229
TOTAL EGYPT 353,767
EL SALVADOR - 0.1%
200,000 (b) El Salvador Government International Bond 7 .625 09/21/34 192,140
TOTAL EL SALVADOR 192,140
GHANA - 0.1%
200,000 (b) Ghana Government International Bond 5 .000 07/03/35 148,500
TOTAL GHANA 148,500
GUATEMALA - 0.2%
300,000 (b) Guatemala Government Bond 3 .700 10/07/33 250,575
TOTAL GUATEMALA 250,575
HONDURAS - 0.1%
200,000 (b) Honduras Government International Bond 5 .625 06/24/30 184,600
TOTAL HONDURAS 184,600
IRAQ - 0.2%
300,000 (b) Iraq International Bond 5 .800 01/15/28 294,759
TOTAL IRAQ 294,759
KENYA - 0.1%
200,000 (b) Republic of Kenya Government International Bond 9 .500 03/05/36 182,500
TOTAL KENYA 182,500
MONGOLIA - 0.1%
200,000 (b) Mongolia Government International Bond 6 .625 02/25/30 194,522
TOTAL MONGOLIA 194,522
PAKISTAN - 0.1%
200,000 (b) Pakistan Government International Bond 7 .375 04/08/31 170,002
TOTAL PAKISTAN 170,002
PANAMA - 0.1%
200,000 Panama Government International Bond 6 .875 01/31/36 193,270
TOTAL PANAMA 193,270
PARAGUAY - 0.1%
200,000 (b) Paraguay Government International Bond 6 .000 02/09/36 199,710
TOTAL PARAGUAY 199,710
ROMANIA - 0.1%
200,000 (b) Romanian Government International Bond 7 .500 02/10/37 200,627
TOTAL ROMANIA 200,627
RWANDA - 0.1%
200,000 (b) Rwanda International Government Bond 5 .500 08/09/31 168,000
TOTAL RWANDA 168,000
SENEGAL - 0.1%
300,000 (b) Senegal Government International Bond 6 .250 05/23/33 215,700
TOTAL SENEGAL 215,700
SRI LANKA - 0.1%
200,000 (b) Sri Lanka Government International Bond 3 .600 02/15/38 155,974
TOTAL SRI LANKA 155,974
TURKEY - 0.2%
200,000 Turkiye Government International Bond 5 .950 01/15/31 187,623
200,000 Turkiye Government International Bond 7 .250 05/29/32 196,553
TOTAL TURKEY 384,176
UKRAINE - 0.1%
500,000 (b) Ukraine Government International Bond 1 .750 02/01/36 236,813
TOTAL UKRAINE 236,813
UZBEKISTAN - 0.1%
200,000 (b) Republic of Uzbekistan International Bond 3 .700 11/25/30 170,500
TOTAL UZBEKISTAN 170,500

Portfolio of Investments May 31, 2025
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ZAMBIA - 0.1%
$ 239,823 (b) Zambia Government International Bond 5 .750% 06/30/33 $ 215,361
TOTAL ZAMBIA 215,361
TOTAL SOVEREIGN DEBT
(Cost $6,443,476) 6,359,481
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
14875916 VARIABLE RATE SENIOR LOAN INTERESTS - 8 .7% 14875916
CAPITAL GOODS - 0.4%
198,333 (e) QXO Inc, Term Loan B, (TSFR3M + 3.000%) 7 .280 04/30/32 199,212
448,212 (e) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .075 08/01/30 447,582
TOTAL CAPITAL GOODS 646,794
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
430,000 (e) WIN Waste Innovations Holdings, Inc., Incremental Term Loan,
(TSFR1M + 3.750%)
8 .191 03/27/28 432,419
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 432,419
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
146,750 (e) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6 .823 06/09/31 146,669
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 146,669
CONSUMER SERVICES - 0.6%
380,591 (e) ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%) 9 .561 09/18/26 381,780
598,500 (e) GBT US III LLC, Term Loan B, (TSFR3M + 2.500%) 6 .783 07/28/31 598,901
TOTAL CONSUMER SERVICES 980,681
FINANCIAL SERVICES - 0.3%
445,000 (e),(h) Orion US Finco, (TBD) TBD TBD 445,765
TOTAL FINANCIAL SERVICES 445,765
FOOD, BEVERAGE & TOBACCO - 0.1%
89,902 (e) City Brewing Company, LLC, First Out New Money Term Loan,
(TSFR3M + 6.250%)
10 .506 04/05/28 36,860
235,255 (e) City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M
+ 3.500%)
8 .018 04/05/28 96,454
19,487 (e) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 9.000%)
13 .580 01/03/26 18,025
TOTAL FOOD, BEVERAGE & TOBACCO 151,339
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
486,250 (e) Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%) 7 .679 05/10/27 485,365
445,781 (e) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M +
2.250%)
6 .577 10/23/28 445,850
2,412 (e) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
4.750%)
9 .344 02/28/28 2,420
278,564 (e) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6 .827 11/15/28 278,991
498,750 (e) Zelis Payments Buyer, Inc., 5th Amendment Term Loan,
(TSFR1M + 3.250%)
7 .577 11/26/31 498,633
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,711,259
INSURANCE - 1.4%
500,000 (e),(h) Alliant Holdings Intermediate, LLC, Term Loan B6, (TBD) TBD TBD 498,425
250,000 (e) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9 .691 02/03/28 242,366
500,000 (e),(h) Asurion LLC, Term Loan B8, (TBD) TBD TBD 500,173
496,250 (e) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7 .327 06/16/31 497,337
749,373 (e),(i) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 3.000%)
7 .327 07/31/31 751,400
TOTAL INSURANCE 2,489,701
MEDIA & ENTERTAINMENT - 0.4%
566,538 (e) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
7 .327 02/10/31 569,017
125,000 (e) Virgin Media Bristol LLC, Term Loan Q, (TSFR1M + 3.250%) 7 .693 01/31/29 123,453
TOTAL MEDIA & ENTERTAINMENT 692,470

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
$ 261,146 (e) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1,
(TSFR1M + 2.750%)
7 .077% 01/31/30 $ 262,452
725,000 (e) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7 .941 12/08/25 705,697
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 968,149
SOFTWARE & SERVICES - 2.7%
428,925 (e) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .299 01/31/31 430,199
500,000 (e) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7 .333 07/30/31 497,108
400,000 (e) Clearwater Analytics, LLC, Term Loan B, (TSFR3M + 2.250%) 6 .529 04/21/32 401,000
400,000 (e),(h) Cloud Software Group, Inc., Term Loan, (TBD) TBD TBD 399,500
173,254 (e) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .074 05/01/31 172,714
180,000 (e) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 7 .077 05/30/31 180,637
146,250 (e) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.500%) 7 .827 06/27/31 146,616
432,416 (e) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6 .827 01/30/32 431,722
100,229 (h) Javelin Buyer Inc, (TBD) TBD TBD 98,381
500,000 (e) Javelin Buyer, Inc., First Lien Term Loan, (TSFR3M + 3.250%) 7 .583 12/08/31 501,643
249,374 (e) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7 .577 06/17/31 248,932
500,000 (e),(h) UKG Inc., Term Loan B, (TBD) TBD TBD 501,522
577,000 X Corp 9 .500 10/29/29 575,061
TOTAL SOFTWARE & SERVICES 4,585,035
TELECOMMUNICATION SERVICES - 0.5%
448,859 (e) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6 .791 04/15/30 445,057
500,000 (e) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7 .441 03/09/27 478,823
TOTAL TELECOMMUNICATION SERVICES 923,880
UTILITIES - 0.4%
699,461 (e) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .808 05/17/30 701,755
TOTAL UTILITIES 701,755
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $14,915,367) 14,875,916
TOTAL LONG-TERM INVESTMENTS
(Cost $159,511,581) 158,552,034
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 5.2%
8,962,309 (j) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .340 (k) 8,962,309
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $8,962,309) 8,962,309
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  7.1%
12068835 REPURCHASE AGREEMENTS - 7 .1% 12068835
11,375,000 (l) Fixed Income Clearing Corporation 4 .300 06/02/25 11,375,000
693,835 (m) Fixed Income Clearing Corporation 1 .360 06/02/25 693,835
TOTAL REPURCHASE AGREEMENTS
(Cost $12,068,835) 12,068,835
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,068,835) 12,068,835
TOTAL INVESTMENTS - 105 .0%
(Cost $ 180,542,725 ) 179,583,178
OTHER ASSETS & LIABILITIES, NET -  (5.0)% (8,574,245)
NET ASSETS - 100% $ 171,008,933
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Portfolio of Investments May 31, 2025
(continued)
Credit Income

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $126,189,761 or 70.3% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $8,607,832.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.8% of Total Investments.
(h) When-issued or delayed delivery security.
(i) Portion of investment purchased on a delayed delivery basis.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 4.300% dated 5/30/25 to be repurchased at $11,379,076 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 10/31/31, valued at $11,602,618.
(m) Agreement with Fixed Income Clearing Corporation, 1.360% dated 5/30/25 to be repurchased at $693,914 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 12/31/28, valued at $707,772.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 130 9/25 $ 14,025,015 $ 14,064,375 $ 39,360

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Credit Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 9,696,802 $ – $ 9,696,802
$25 Par (or similar) Retail Preferred 1,022,261 – – 1,022,261
Asset-Backed Securities – 16,100,416 884,353 16,984,769
Common Stocks – – 89 89
Contingent Capital Securities – 2,645,869 – 2,645,869
Corporate Bonds – 93,102,490 – 93,102,490
Mortgage-Backed Securities – 13,864,357 – 13,864,357
Sovereign Debt – 6,359,481 – 6,359,481
Variable Rate Senior Loan Interests – 14,875,916 – 14,875,916
Investments Purchased with Collateral from Securities
Lending 8,962,309 – – 8,962,309
Short-Term Investments:
Repurchase Agreements – 12,068,835 – 12,068,835
Investments in Derivatives:
Futures Contracts* 39,360 – – 39,360
Total $ 10,023,930 $ 168,714,166 $ 884,442 $ 179,622,538
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments May 31, 2025
Strategic Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.0%
82264573 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 7 .8% 82264573
AUTOMOBILES & COMPONENTS - 0.2%
$ 2,000,000 (a) General Motors Financial Co Inc 5 .750 % N/A $ 1,925,464
TOTAL AUTOMOBILES & COMPONENTS 1,925,464
BANKS - 2.9%
500,000 (b) Bangkok Bank PCL/Hong Kong 3 .466 09/23/36 439,712
1,500,000 (a) Bank of America Corp 6 .125 N/A 1,510,344
5,000,000 Bank of Montreal 7 .300 11/26/84 5,003,955
3,000,000 Canadian Imperial Bank of Commerce 6 .950 01/28/85 2,977,730
1,685,000 (a) Citigroup Inc 7 .625 N/A 1,757,586
1,075,000 Citigroup Inc 6 .020 01/24/36 1,081,335
2,000,000 (a) CoBank ACB 6 .250 N/A 2,001,918
1,560,000 (a) Huntington Bancshares Inc/OH 5 .625 N/A 1,555,349
2,000,000 (a) JPMorgan Chase & Co 3 .650 N/A 1,950,416
2,000,000 (a) JPMorgan Chase & Co 6 .875 N/A 2,085,377
2,000,000 (a) PNC Financial Services Group Inc/The 3 .400 N/A 1,903,736
2,000,000 (a) Truist Financial Corp 6 .669 N/A 1,987,143
1,415,000 (a) Truist Financial Corp 5 .100 N/A 1,376,255
1,440,000 (a),(c) Wells Fargo & Co 7 .625 N/A 1,533,947
2,900,000 (a) Wells Fargo & Co 3 .900 N/A 2,855,353
TOTAL BANKS 30,020,156
ENERGY - 0.8%
2,470,000 (a) Energy Transfer LP 7 .125 N/A 2,480,616
1,993,000 (b) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 1,987,363
1,780,000 Transcanada Trust 5 .500 09/15/79 1,717,202
2,000,000 (a),(b) Venture Global LNG Inc 9 .000 N/A 1,886,341
TOTAL ENERGY 8,071,522
FINANCIAL SERVICES - 0.9%
1,354,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 1,388,807
1,955,000 (a) Goldman Sachs Group Inc/The 7 .500 N/A 2,044,484
3,000,000 (a) Goldman Sachs Group Inc/The 6 .850 N/A 3,024,786
1,970,000 (a) State Street Corp 6 .700 N/A 2,010,917
1,000,000 (a) Voya Financial Inc 7 .758 N/A 1,030,208
TOTAL FINANCIAL SERVICES 9,499,202
FOOD, BEVERAGE & TOBACCO - 0.2%
2,730,000 (a),(b) Land O' Lakes Inc 8 .000 N/A 2,483,708
TOTAL FOOD, BEVERAGE & TOBACCO 2,483,708
INSURANCE - 1.0%
2,835,000 AXIS Specialty Finance LLC 4 .900 01/15/40 2,690,044
1,485,000 Enstar Finance LLC 5 .500 01/15/42 1,444,151
2,424,000 (b) Enstar Group Ltd 7 .500 04/01/45 2,454,298
1,000,000 (b) Hanwha Life Insurance Co Ltd 3 .379 02/04/32 968,306
1,500,000 Prudential Financial Inc 6 .000 09/01/52 1,497,424
1,900,000 Prudential Financial Inc 6 .500 03/15/54 1,928,949
TOTAL INSURANCE 10,983,172
MEDIA & ENTERTAINMENT - 0.2%
2,185,000 Paramount Global 6 .375 03/30/62 2,135,831
TOTAL MEDIA & ENTERTAINMENT 2,135,831
TELECOMMUNICATION SERVICES - 0.3%
1,000,000 (a),(b) Network i2i Ltd 3 .975 N/A 986,654
2,544,000 Rogers Communications Inc 7 .125 04/15/55 2,547,690
TOTAL TELECOMMUNICATION SERVICES 3,534,344
UTILITIES - 1.3%
2,000,000 Dominion Energy Inc 7 .000 06/01/54 2,101,650
1,685,000 (a) Edison International 5 .375 N/A 1,599,733
1,500,000 (a) Edison International 5 .000 N/A 1,338,915
2,225,000 EUSHI Finance Inc 7 .625 12/15/54 2,274,797
2,500,000 PG&E Corp 7 .375 03/15/55 2,448,038
2,035,000 (a) Sempra 4 .875 N/A 2,022,013

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,700,000 (a),(b) Vistra Corp 8 .875 N/A $ 1,826,028
TOTAL UTILITIES 13,611,174
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $82,730,733) 82,264,573
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 14.9% –
1,021,297 (b) Aaset 2021-2 Trust, Series 2021 2A 2 .798 01/15/47 939,505
600,000 (b),(d) ACRE Commercial Mortgage 2021-FL4 Ltd, Series 2021 FL4,
(TSFR1M + 3.214%)
7 .541 12/18/37 572,889
2,000,000 (b) Adams Outdoor Advertising LP, Series 2023 1 6 .967 07/15/53 2,049,821
1,900,000 (b) Affirm Asset Securitization Trust 2024-B, Series 2024 B 5 .500 09/15/29 1,886,710
2,200,000 (b) Affirm Asset Securitization Trust 2024-B, Series 2024 B 5 .060 09/15/29 2,184,544
815,971 (b) Alterna Funding III LLC, Series 2024 1A 6 .260 05/16/39 822,001
839,028 (b) Alterna Funding III LLC, Series 2024 1A 7 .136 05/16/39 844,261
528,726 (d) Ameriquest Mortgage Securities Inc Asset Back Ser 2004-R1,
Series 2004 R1, (TSFR1M + 0.714%)
2 .788 02/25/34 520,498
850,000 (b) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A 2 .130 08/20/27 820,373
2,400,000 (b) Blue Stream Issuer LLC, Series 2024 1A 5 .408 11/20/54 2,401,404
2,425,000 (b) Bojangles Issuer LLC, Series 2024 1A 6 .584 11/20/54 2,443,972
3,250,000 (b) Brex Commercial Charge Card Master Trust, Series 2024 1 6 .680 07/15/27 3,260,980
217,513 (b) British Airways 2020-1 Class B Pass Through Trust, Series 2020
A
8 .375 11/15/28 228,748
1,250,000 (b) Cars Net Lease Mortgage Notes Series 2020-1, Series 2020 1A 4 .690 12/15/50 1,157,181
1,466,875 (b) Cars Net Lease Mortgage Notes Series 2020-1, Series 2020 1A 3 .100 12/15/50 1,373,549
1,150,000 (b) CARS-DB4 LP, Series 2020 1A 4 .520 02/15/50 1,106,282
627,459 (b) CARS-DB5 LP, Series 2021 1A 1 .920 08/15/51 597,990
369,776 Carvana Auto Receivables Trust 2021-N4, Series 2021 N4 2 .300 09/11/28 358,390
5,000,000 (b) Carvana Auto Receivables Trust 2024-N3, Series 2024 N3 4 .900 12/10/30 4,972,854
2,760,000 (b) Centersquare Issuer LLC, Series 2024 1A 5 .600 10/26/54 2,656,834
2,240,000 (b) Centersquare Issuer LLC, Series 2024 1A 5 .200 10/26/54 2,180,725
674,589 (b) CF Hippolyta Issuer LLC, Series 2020 1 2 .600 07/15/60 601,036
1,349,178 (b) CF Hippolyta Issuer LLC, Series 2020 1 2 .280 07/15/60 1,336,596
2,125,000 (b),(d) CIFC Funding 2020-I Ltd, Series 2020 1A, (TSFR3M + 3.362%) 7 .618 07/15/36 2,134,233
1,760,000 (b),(d) CIFC Funding 2020-II Ltd, Series 2020 2A, (TSFR3M + 3.312%) 7 .581 10/20/34 1,767,661
385,000 (b),(d) CIFC Funding 2020-II Ltd, Series 2020 2A, (LIBOR 3 M +
6.762%)
11 .031 10/20/34 386,190
2,500,000 (b),(d) CIFC Funding 2022-IV Ltd, Series 2022 4A, (SOFR + 3.550%) 7 .811 07/16/35 2,505,005
2,410,000 (b) Cologix Data Centers US Issuer LLC, Series 2021 1A 3 .300 12/26/51 2,316,512
1,500,000 (b) Compass Datacenters Issuer III LLC, Series 2025 1A 5 .656 02/25/50 1,507,905
2,000,000 (b) Concord Music Royalties LLC, Series 2022 1A 6 .500 01/20/73 2,013,251
1,000,000 (b) Concord Music Royalties LLC, Series 2024 1A 5 .644 10/20/74 985,792
2,500,000 (b) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 1A
6 .000 05/20/55 2,526,856
3,000,000 (b) Crescendo Royalty Funding LP, Series 2021 1 3 .567 12/20/51 2,894,800
1,000,000 (b) CyrusOne Data Centers Issuer I LLC, Series 2023 2A 5 .560 11/20/48 1,003,538
1,490,998 (b) CyrusOne Data Centers Issuer I LLC, Series 2023 1A 5 .450 04/20/48 1,447,374
622,993 (b) DB Master Finance LLC, Series 2019 1A 4 .021 05/20/49 616,321
1,158,000 (b) DB Master Finance LLC, Series 2021 1A 2 .045 11/20/51 1,109,774
1,158,000 (b) DB Master Finance LLC, Series 2021 1A 2 .493 11/20/51 1,063,578
80,463 (b) Diamond Resorts Owner Trust 2021-1, Series 2021 1A 2 .700 11/21/33 79,741
80,463 (b) Diamond Resorts Owner Trust 2021-1, Series 2021 1A 3 .830 11/21/33 79,641
1,440,000 (b) Domino's Pizza Master Issuer LLC, Series 2019 1A 3 .668 10/25/49 1,360,409
972,500 (b) Domino's Pizza Master Issuer LLC, Series 2021 1A 2 .662 04/25/51 902,290
2,500,000 Drive Auto Receivables Trust 2024-2, Series 2024 2 4 .670 05/17/32 2,486,402
1,300,000 (b),(d) Elmwood CLO 20 Ltd, Series 2022 7A, (TSFR3M + 3.650%) 7 .930 01/17/37 1,308,893
1,500,000 (b),(d) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 3.600%) 7 .869 04/18/37 1,512,846
3,890,000 (b) EWC Master Issuer LLC, Series 2022 1A 5 .500 03/15/52 3,813,007
2,350,000 Exeter Automobile Receivables Trust 2024-5, Series 2024 5A 4 .640 01/15/30 2,337,295
2,365,412 (b),(d) FNA 8 LLC, Series 2025 1 5 .623 03/15/45 2,365,285
2,000,000 (b) Frontier Issuer LLC, Series 2023 1 6 .600 08/20/53 2,028,482
1,000,000 (b) Frontier Issuer LLC, Series 2023 1 8 .300 08/20/53 1,028,552

Portfolio of Investments May 31, 2025
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 1,000,000 (b) Frontier Issuer LLC, Series 2023 1 11 .500 08/20/53 $ 1,052,787
2,000,000 (b),(d) GRACIE POINT INTERNATIONAL FUNDING 2023-2, Series
2023 2A, (SOFR90A + 5.400%)
9 .748 03/01/27 2,005,815
2,872,500 (b) Hardee's Funding LLC, Series 2020 1A 3 .981 12/20/50 2,736,745
1,000,000 (b) Hertz Vehicle Financing III LLC, Series 2024 1A 6 .120 01/25/29 1,011,583
1,500,000 (b) Hertz Vehicle Financing III LLC, Series 2024 2A 6 .210 01/27/31 1,517,777
6,150,000 (b) HI-FI Music IP Issuer LP, Series 2022 1A 3 .939 02/01/62 5,970,108
201,209 (b) Hilton Grand Vacations Trust 2019-A, Series 2019 AA 2 .840 07/25/33 197,224
736,986 (b) Horizon Aircraft Finance II Ltd, Series 2019 1 3 .721 07/15/39 711,920
587,396 (b) Horizon Aircraft Finance III Ltd, Series 2019 2 3 .425 11/15/39 557,670
2,900,100 (b) Horizon Aircraft Finance IV Ltd, Series 2024 1 5 .375 09/15/49 2,832,574
1,000,000 (b) Hotwire Funding LLC, Series 2024 1A 6 .672 06/20/54 1,016,422
1,100,000 (b) Hotwire Funding LLC, Series 2021 1 2 .658 11/20/51 1,052,319
1,025,000 (b) Hpefs Equipment Trust 2022-2, Series 2022 2A 4 .940 03/20/30 1,024,944
1,250,000 (b),(e) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 1,107,650
1,637,957 (b) Jonah Energy Abs I LLC, Series 2022 1 7 .200 12/10/37 1,643,430
1,118,309 (b) Lunar 2021-1 Structured Aircraft Portfolio Notes, Series 2021 1 5 .682 10/15/46 1,071,915
1,869,965 (b) LUNAR AIRCRAFT 2020-1 LTD, Series 2020 1A 3 .376 02/15/45 1,804,267
3,994,267 (b) Lyra Music Assets Delaware LP, Series 2024 2A 5 .760 12/22/64 3,934,653
55,667 (b) MAPS 2018-1 Ltd, Series 2018 1A 4 .212 05/15/43 55,555
127,496 (b) MAPS 2021-1 Trust, Series 2021 1A 2 .521 06/15/46 119,535
1,000,000 (b) MetroNet Infrastructure Issuer LLC, Series 2023 1A 8 .010 04/20/53 1,035,437
2,000,000 (b) MetroNet Infrastructure Issuer LLC, Series 2022 1A 6 .350 10/20/52 2,031,681
2,500,000 (b),(e) Mission Lane Credit Card Master Trust, Series 2025 A 12 .250 05/15/30 2,499,575
277,786 (b) MVW 2019-2 LLC, Series 2019 2A 2 .680 10/20/38 272,018
104,523 (b) MVW 2021-1W LLC, Series 2021 1WA 1 .940 01/22/41 98,965
660,000 (b),(d) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 6.112%)
10 .372 04/16/33 663,483
1,625,000 (b),(d) Neuberger Berman Loan Advisers CLO 48 Ltd, Series 2022
48A, (TSFR3M + 3.200%)
7 .482 04/25/36 1,629,145
1,000,000 (b) Oak Street Investment Grade Net Lease Fund Series 2021-1,
Series 2021 1A
4 .230 01/20/51 964,731
384,309 (b) Oportun Issuance Trust 2021-C, Series 2021 C 3 .610 10/08/31 376,721
218,004 (b) Oportun Issuance Trust 2021-C, Series 2021 C 5 .570 10/08/31 213,785
1,000,000 (b),(d) Palmer Square CLO 2021-3 Ltd, Series 2021 3A, (TSFR3M +
3.212%)
5 .462 01/15/35 1,004,312
2,500,000 (b),(d) Palmer Square CLO 2022-1 Ltd, Series 2022 1A, (TSFR3M +
3.050%)
7 .322 04/20/35 2,507,563
1,960,400 (b) Sesac Finance LLC, Series 2019 1 5 .216 07/25/49 1,937,633
59,879 (b) Sierra Timeshare 2021-1 Receivables Funding LLC, Series 2021
1A
1 .790 11/20/37 58,594
1,838,325 (b) Sonic Capital LLC, Series 2020 1A 3 .845 01/20/50 1,792,478
1,000,000 (b) Sotheby's Artfi Master Trust, Series 2024 1A 7 .910 12/22/31 1,008,139
742,286 (b) Start II LTD, Series 2019 1 5 .095 03/15/44 734,960
1,492,500 (b) Subway Funding LLC, Series 2024 1A 6 .028 07/30/54 1,507,386
2,583,975 (b) Taco Bell Funding LLC, Series 2021 1A 2 .294 08/25/51 2,341,074
1,500,000 (b),(d) TCW CLO 2021-2 Ltd, Series 2021 2A, (LIBOR 3 M + 7.122%) 6 .985 07/25/34 1,488,450
1,500,000 (b) Uniti Fiber Abs Issuer Llc, Series 2025 1A 5 .877 04/20/55 1,523,227
3,000,000 (b) VB-S1 Issuer LLC - VBTEL, Series 2022 1A 4 .288 02/15/52 2,851,912
2,155,000 (b) VB-S1 Issuer LLC - VBTEL, Series 2022 1A 3 .156 02/15/52 2,075,568
550,670 (b) Vivint Solar Financing V LLC, Series 2018 1A 7 .370 04/30/48 522,818
3,530,518 (b) VR Funding LLC, Series 2020 1A 2 .790 11/15/50 3,310,245
60,780 (b) VR Funding LLC, Series 2020 1A 6 .420 11/15/50 59,663
836,899 (b) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 762,797
1,390,975 (b) Wendy's Funding LLC, Series 2018 1A 3 .884 03/15/48 1,349,197
851,138 (b) Willis Engine Structured Trust VI, Series 2021 A 3 .104 05/15/46 777,166
1,246,449 (b) Willis Engine Structured Trust VII, Series 2023 A 8 .000 10/15/48 1,273,642
625,625 (b) Zaxbys Funding LLC, Series 2021 1A 3 .238 07/30/51 572,432
4,500,000 (b) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 4,521,497
1,500,000 (b) Zayo Issuer LLC, Series 2025 1A 8 .659 03/20/55 1,515,938
1,000,000 (b) Ziply Fiber Issuer LLC, Series 2024 1A 11 .170 04/20/54 1,072,268

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 1,000,000 (b) Ziply Fiber Issuer LLC, Series 2024 1A 7 .810 04/20/54 $ 1,036,183
TOTAL ASSET-BACKED SECURITIES
(Cost $158,105,050) 157,714,352
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
14305711 CONTINGENT CAPITAL SECURITIES - 1 .4% 14305711
BANKS - 1.0%
1,600,000 (a),(f) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 1,756,097
2,200,000 (a),(f) Banco Santander SA 9 .625 N/A 2,529,538
1,340,000 (a),(f) Barclays PLC 8 .000 N/A 1,397,572
1,500,000 (a),(b),(f) BNP Paribas SA 9 .250 N/A 1,593,546
3,000,000 (a),(c),(f) NatWest Group PLC 8 .125 N/A 3,180,805
TOTAL BANKS 10,457,558
FINANCIAL SERVICES - 0.4%
1,505,000 (a),(f) Deutsche Bank AG 6 .000 N/A 1,496,274
2,060,000 (a),(b),(f) UBS Group AG 9 .250 N/A 2,351,879
TOTAL FINANCIAL SERVICES 3,848,153
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $13,803,878) 14,305,711
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
182637820 CORPORATE BONDS - 17 .3% 182637820
AUTOMOBILES & COMPONENTS - 0.1%
1,500,000 (b) Dealer Tire LLC / DT Issuer LLC 8 .000 02/01/28 1,465,892
TOTAL AUTOMOBILES & COMPONENTS 1,465,892
BANKS - 2.8%
375,000 (b) African Export-Import Bank/The 2 .634 05/17/26 364,695
1,500,000 (b),(c) Banco Bradesco SA/Cayman Islands 6 .500 01/22/30 1,558,320
800,000 (a),(b),(f) Banco de Credito e Inversiones SA 8 .750 N/A 837,000
500,000 (a),(b),(f) Banco del Estado de Chile 7 .950 N/A 517,057
1,050,000 (a),(b),(f) Banco Mercantil del Norte SA/Grand Cayman 7 .500 N/A 1,041,337
500,000 (a),(b),(f) Banco Mercantil del Norte SA/Grand Cayman 8 .375 N/A 496,135
1,775,000 (b) Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand
5 .621 12/10/29 1,785,650
700,000 (a),(b),(f) Bangkok Bank PCL/Hong Kong 5 .000 N/A 696,150
1,000,000 (b),(f) Bank Hapoalim BM, Reg S 3 .255 01/21/32 956,800
1,725,000 Bank of America Corp 5 .162 01/24/31 1,750,558
3,500,000 Bank of America Corp 5 .744 02/12/36 3,480,068
4,800,000 (a) Bank of America Corp 6 .625 N/A 4,876,070
1,035,000 (b) Banque Ouest Africaine de Developpement 4 .700 10/22/31 936,255
1,100,000 (b),(f) BBVA Bancomer SA Institucion de Banca Multiple Grupo
Financiero BBVA Mexico
7 .625 02/11/35 1,113,640
1,000,000 (b),(f) BBVA Mexico SA Institucion De Banca Multiple Grupo
Financiero BBVA Mexico/TX
8 .450 06/29/38 1,041,449
1,500,000 Citibank NA 4 .576 05/29/27 1,502,136
1,675,000 (b) Development Bank of Kazakhstan JSC 2 .950 05/06/31 1,422,261
375,000 (b) Grupo Aval Ltd 4 .375 02/04/30 335,562
2,000,000 (b) Itau Unibanco Holding SA/Cayman Island 6 .000 02/27/30 2,029,000
1,700,000 (b),(f) Mizrahi Tefahot Bank Ltd, Reg S 3 .077 04/07/31 1,648,524
1,500,000 Wells Fargo & Co 5 .605 04/23/36 1,517,522
TOTAL BANKS 29,906,189
CAPITAL GOODS - 0.9%
730,000 (b) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 740,344
2,750,000 Boeing Co/The 5 .805 05/01/50 2,575,183
1,500,000 (b) IHS Holding Ltd 7 .875 05/29/30 1,480,935
640,000 (b),(g) New Flyer Holdings Inc 9 .250 07/01/30 656,800
500,000 Regal Rexnord Corp 6 .050 04/15/28 513,338
1,100,000 Regal Rexnord Corp 6 .400 04/15/33 1,138,264
1,275,000 (b),(c) Sisecam UK PLC 8 .625 05/02/32 1,276,581

Portfolio of Investments May 31, 2025
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 1,200,000 (b) Sociedad Quimica y Minera de Chile SA 6 .500 11/07/33 $ 1,233,242
TOTAL CAPITAL GOODS 9,614,687
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
350,000 (b),(g) CACI International Inc 6 .375 06/15/33 356,804
1,025,000 Waste Management Inc 4 .950 03/15/35 1,011,531
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,368,335
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
1,125,000 (b) Michaels Cos Inc/The 5 .250 05/01/28 766,904
1,500,000 (b) Queen MergerCo Inc 6 .750 04/30/32 1,538,025
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,304,929
CONSUMER DURABLES & APPAREL - 0.2%
1,000,000 (b) CD&R Smokey Buyer Inc 9 .500 10/15/29 830,000
1,500,000 (b) S&S Holdings LLC 8 .375 10/01/31 1,431,508
TOTAL CONSUMER DURABLES & APPAREL 2,261,508
CONSUMER SERVICES - 0.5%
2,000,000 (b) Arcos Dorados BV 6 .375 01/29/32 2,039,600
2,500,000 Piedmont Operating Partnership LP 9 .250 07/20/28 2,760,704
800,000 Sands China Ltd 3 .250 08/08/31 693,491
TOTAL CONSUMER SERVICES 5,493,795
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
1,000,000 Kroger Co/The 5 .000 09/15/34 973,971
1,000,000 Kroger Co/The 5 .500 09/15/54 924,683
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,898,654
ENERGY - 2.0%
1,300,000 Cheniere Energy Partners LP 4 .500 10/01/29 1,272,721
1,300,000 (b) Cosan Luxembourg SA 5 .500 09/20/29 1,265,974
1,000,000 Ecopetrol SA 5 .875 11/02/51 646,564
100,000 Ecopetrol SA 5 .875 05/28/45 67,330
575,000 Ecopetrol SA 6 .875 04/29/30 565,193
450,000 Ecopetrol SA 4 .625 11/02/31 372,331
1,985,285 (b) EIG Pearl Holdings Sarl 3 .545 08/31/36 1,743,569
900,000 (b) Empresa Nacional del Petroleo 3 .450 09/16/31 784,341
826,000 (b) Energean Israel Finance Ltd, Reg S 5 .375 03/30/28 783,869
1,700,000 (b) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 1,419,149
500,000 (b) Medco Laurel Tree Pte Ltd 6 .950 11/12/28 492,560
500,000 (b) Medco Maple Tree Pte Ltd 8 .960 04/27/29 517,114
1,000,000 ONEOK Inc 5 .050 11/01/34 952,799
200,000 (b) Petroleos del Peru SA 4 .750 06/19/32 148,986
1,490,000 Petroleos Mexicanos 6 .700 02/16/32 1,329,906
100,000 Petroleos Mexicanos 6 .750 09/21/47 67,605
559,000 Petroleos Mexicanos 7 .690 01/23/50 411,021
560,000 (b) Petronas Capital Ltd 4 .950 01/03/31 566,225
2,400,000 (b) Petronas Capital Ltd 5 .340 04/03/35 2,432,296
1,500,000 (b) Raizen Fuels Finance SA 5 .700 01/17/35 1,389,111
1,750,000 Targa Resources Corp 5 .500 02/15/35 1,712,079
825,000 Targa Resources Corp 6 .125 05/15/55 777,055
1,000,000 (b) Thaioil Treasury Center Co Ltd 2 .500 06/18/30 858,815
TOTAL ENERGY 20,576,613
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
1,250,000 GLP Capital LP / GLP Financing II Inc 5 .750 06/01/28 1,272,994
1,475,000 GLP Capital LP / GLP Financing II Inc 4 .000 01/15/30 1,392,808
831,000 Healthcare Realty Holdings LP 3 .750 07/01/27 812,473
1,875,000 Healthcare Realty Holdings LP 2 .400 03/15/30 1,645,230
345,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 353,640
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 5,477,145
FINANCIAL SERVICES - 1.4%
500,000 (b),(d) Citrus Re Ltd (3-Month U.S. Treasury Bill + 5.060%) 5 .100 06/09/25 499,250
14,286 (b),(d) Hestia Re Ltd (1-Month U.S. Treasury Bill + 10.080%) 14 .404 04/22/29 5,714
5,125,000 JPMorgan Chase & Co 5 .103 04/22/31 5,199,355
2,000,000 Morgan Stanley 4 .679 07/17/26 1,999,731

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
5,025,000 Morgan Stanley 5 .192% 04/17/31 $ 5,098,383
1,400,000 Morgan Stanley 5 .664 04/17/36 1,422,867
TOTAL FINANCIAL SERVICES 14,225,300
FOOD, BEVERAGE & TOBACCO - 0.8%
1,200,000 (b) Cia Cervecerias Unidas SA 3 .350 01/19/32 1,052,842
1,500,000 (b) Mars Inc 4 .600 03/01/28 1,506,982
1,150,000 (b) Mars Inc 4 .800 03/01/30 1,157,097
1,500,000 (b) Mars Inc 5 .200 03/01/35 1,494,373
1,400,000 (b) Mars Inc 5 .700 05/01/55 1,358,140
1,350,000 (b) Ulker Biskuvi Sanayi AS 7 .875 07/08/31 1,368,314
TOTAL FOOD, BEVERAGE & TOBACCO 7,937,748
HEALTH CARE EQUIPMENT & SERVICES - 0.5%
2,000,000 (b) CHS/Community Health Systems Inc 10 .875 01/15/32 2,131,738
850,000 CVS Health Corp 5 .050 03/25/48 708,690
210,000 (b) Insulet Corp 6 .500 04/01/33 215,934
1,510,000 (b) Prime Healthcare Services Inc 9 .375 09/01/29 1,534,143
900,000 UnitedHealth Group Inc 5 .050 04/15/53 773,551
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,364,056
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,285,000 Haleon US Capital LLC 3 .625 03/24/32 1,190,625
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,190,625
INSURANCE - 1.0%
1,600,000 (b) Allianz SE 6 .350 09/06/53 1,646,090
1,855,000 (b) Ardonagh Group Finance Ltd 8 .875 02/15/32 1,917,029
650,000 Arthur J Gallagher & Co 5 .550 02/15/55 602,599
1,500,000 (b) Omnis Funding Trust 6 .722 05/15/55 1,509,254
1,125,000 Reinsurance Group of America Inc 5 .750 09/15/34 1,139,848
1,000,000 (b),(d) Vitality Re XIV Ltd (3-Month U.S. Treasury Bill + 3.500%) 7 .812 01/05/27 1,024,800
1,000,000 (b),(d) Vitality Re XV Ltd (3-Month U.S. Treasury Bill + 2.500%) 0 .000 01/07/28 1,017,200
1,500,000 (b),(d) Vitality Re XVI Ltd (3-Month U.S. Treasury Bill + 1.750%) 6 .049 01/08/29 1,500,300
TOTAL INSURANCE 10,357,120
MATERIALS - 1.5%
1,700,000 (b) Alpek SAB de CV 4 .250 09/18/29 1,592,134
2,250,000 Amcor Finance USA Inc 3 .625 04/28/26 2,227,570
1,000,000 AngloGold Ashanti Holdings PLC 3 .750 10/01/30 923,753
840,000 Berry Global Inc 1 .570 01/15/26 821,446
1,432,000 Celanese US Holdings LLC 6 .415 07/15/27 1,468,230
1,025,000 (b) Corp Nacional del Cobre de Chile 6 .440 01/26/36 1,049,192
1,750,000 (b) Corp Nacional del Cobre de Chile 6 .330 01/13/35 1,783,775
1,120,000 (b) Freeport Indonesia PT 5 .315 04/14/32 1,105,349
525,000 (b) LD Celulose International GmbH 7 .950 01/26/32 541,013
1,025,000 (b) OCP SA 3 .750 06/23/31 904,563
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,282,467
2,000,000 (b) Windfall Mining Group Inc / Groupe Minier Windfall Inc 5 .854 05/13/32 1,996,078
TOTAL MATERIALS 15,695,570
MEDIA & ENTERTAINMENT - 0.6%
1,500,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .550 06/01/34 1,569,254
1,025,000 Comcast Corp 5 .650 06/01/54 974,206
2,000,000 (b),(c) CSC Holdings LLC 11 .250 05/15/28 1,979,364
1,500,000 (b) DISH Network Corp 11 .750 11/15/27 1,547,566
600,000 Warnermedia Holdings Inc 4 .279 03/15/32 509,142
TOTAL MEDIA & ENTERTAINMENT 6,579,532
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
1,100,000 Amgen Inc 5 .650 03/02/53 1,047,115
1,000,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 916,569
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,963,684
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,000,000 (b),(c) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 1,827,035
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,827,035

Portfolio of Investments May 31, 2025
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
250,000 Intel Corp 5 .700% 02/10/53 $ 224,344
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 224,344
SOFTWARE & SERVICES - 0.1%
1,225,000 Oracle Corp 6 .000 08/03/55 1,187,674
TOTAL SOFTWARE & SERVICES 1,187,674
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,525,000 Hewlett Packard Enterprise Co 5 .000 10/15/34 1,484,883
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,484,883
TELECOMMUNICATION SERVICES - 1.1%
1,675,000 AT&T Inc 3 .800 12/01/57 1,146,768
1,300,000 AT&T Inc 5 .400 02/15/34 1,317,669
775,000 (b) CT Trust 5 .125 02/03/32 713,387
2,000,000 (b) Level 3 Financing Inc 4 .875 06/15/29 1,816,467
1,000,000 (b) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,067,600
1,375,000 (b) Sitios Latinoamerica SAB de CV 5 .375 04/04/32 1,316,447
300,000 (b) Sitios Latinoamerica SAB de CV 6 .000 11/25/29 304,635
1,460,000 (b) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 1,519,489
2,000,000 (b) Zayo Group Holdings Inc 4 .000 03/01/27 1,881,426
TOTAL TELECOMMUNICATION SERVICES 11,083,888
TRANSPORTATION - 0.7%
500,000 (b) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 420,721
1,169,022 American Airlines 2021-1 Class A Pass Through Trust2021 2021 2 .875 07/11/34 1,017,210
3,500,000 (b) Brightline East LLC 11 .000 01/31/30 2,520,000
1,500,000 (b) Grupo Aeromexico SAB de CV 8 .250 11/15/29 1,415,250
975,000 (b) Kingston Airport Revenue Finance Ltd 6 .750 12/15/36 965,153
1,000,000 (b) Transnet SOC Ltd 8 .250 02/06/28 1,020,000
TOTAL TRANSPORTATION 7,358,334
UTILITIES - 1.5%
1,185,655 (b) Alfa Desarrollo SpA2021 1 4 .550 09/27/51 859,733
800,000 (c) Atmos Energy Corp 5 .000 12/15/54 706,113
775,000 (b) Comision Federal de Electricidad 5 .700 01/24/30 762,213
1,465,875 (b) Continuum Green Energy India Pvt / Co-Issuers 7 .500 06/26/33 1,507,250
600,000 DTE Energy Co 5 .850 05/15/55 598,350
1,000,000 Duke Energy Progress LLC 5 .350 03/15/53 919,838
1,200,000 Duke Energy Progress LLC 5 .050 03/15/35 1,184,186
800,000 (b) Empresas Publicas de Medellin ESP 4 .375 02/15/31 697,131
950,000 (b) Eskom Holdings SOC Ltd 6 .350 08/10/28 950,532
1,625,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 1,471,271
725,000 Florida Power & Light Co 5 .700 03/15/55 713,555
1,150,000 Interstate Power and Light Co 5 .600 06/29/35 1,156,773
1,500,000 (b) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries
4 .500 07/14/28 1,406,000
550,000 Southern California Edison Co 5 .875 12/01/53 491,787
691,680 (b) Sweihan PV Power Co PJSC2022 1 3 .625 01/31/49 566,791
551,554 (b) UEP Penonome II SA2020 1 6 .500 10/01/38 487,513
1,250,000 (b),(c) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 1,311,244
TOTAL UTILITIES 15,790,280
TOTAL CORPORATE BONDS
(Cost $187,343,928) 182,637,820
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 39.9% –
2,000,000 (b),(d) Alen 2021-ACEN Mortgage Trust, Series 2021 ACEN, (TSFR1M
+ 4.114%)
8 .443 04/15/34 1,553,508
285,843 (b),(d) Arroyo Mortgage Trust 2019-3, Series 2019 3 3 .416 10/25/48 271,589
1,813,812 (b),(d) BAMLL Commercial Mortgage Securities Trust 2022-DKLX,
Series 2022 DKLX, (TSFR1M + 3.000%)
7 .329 01/15/39 1,799,183
3,500,000 (b),(d) BAMLL Trust 2025-ASHF, Series 2025 ASHF, (TSFR1M +
2.350%)
6 .679 02/15/42 3,494,029
1,200,000 (d) BANK, Series 2017 BNK5 4 .190 06/15/60 1,148,260

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
700,000 (d) BANK 2017-BNK8, Series 2017 BNK8 4 .091% 11/15/50 $ 569,410
2,700,000 (d) BANK 2019-BNK18, Series 2019 BN18 4 .214 05/15/62 2,245,444
2,000,000 (b) BANK 2019-BNK21, Series 2019 BN21 2 .500 10/17/52 1,487,318
2,000,000 BANK 2024-BNK48, Series 2024 BNK48 5 .053 10/15/57 1,982,484
2,000,000 (d) BANK5 2024-5YR5 6 .539 02/15/29 2,061,497
3,925,000 (b),(d) BBCMS Trust 2015-SRCH, Series 2015 SRCH 4 .957 08/10/35 3,656,586
3,000,000 (b),(d) BBCMS Trust 2018-CBM, Series 2018 CBM, (TSFR1M + 1.488%) 6 .817 07/15/37 2,875,113
3,400,000 (d) Benchmark 2018-B1 Mortgage Trust, Series 2018 B1 4 .203 01/15/51 2,847,951
3,400,000 (d) Benchmark 2018-B2 Mortgage Trust, Series 2018 B2 4 .308 02/15/51 2,695,893
3,000,000 (d) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3 .763 12/15/62 2,283,030
1,000,000 (b) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 2 .500 12/15/62 366,150
1,500,000 Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3 .493 12/15/62 1,212,546
2,500,000 (d) Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3 .715 12/15/72 1,990,399
1,750,000 Benchmark 2019-B9 Mortgage Trust, Series 2019 B9 4 .267 03/15/52 1,656,048
1,500,000 (b) Benchmark 2020-B18 Mortgage Trust, Series 2020 B18 4 .139 07/15/53 1,473,380
1,000,000 (b),(d) Benchmark 2020-IG2 Mortgage Trust, Series 2020 IG2 2 .791 09/15/48 858,559
1,000,000 (b),(d) Benchmark 2020-IG3 Mortgage Trust, Series 2020 IG3 3 .536 09/15/48 948,096
2,000,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C) 3 .873 08/15/52 1,587,266
1,500,000 (d) BMO 2024-C9 Mortgage Trust, Series 2024 C9 6 .340 07/15/57 1,567,340
2,000,000 (b),(d) BPR 2023-STON Mortgage Trust, Series 2023 STON 7 .871 12/05/39 2,068,335
2,500,000 (b),(d) BSST 2022-1700 Mortgage Trust, Series 2022 1700, (TSFR1M
+ 1.300%)
5 .629 02/15/37 2,253,109
1,753,476 (b),(d) BX Commercial Mortgage Trust 2021-SOAR, Series 2021
SOAR, (LIBOR 1 M + 1.914%)
1 .910 06/15/38 1,752,173
2,500,000 (b),(d) BX Commercial Mortgage Trust 2024-BRBK, Series 2024 BRBK,
(TSFR1M + 4.874%)
9 .202 10/15/41 2,504,335
1,500,000 (b),(d) BX Trust 2023-DELC, Series 2023 DELC, (TSFR1M + 3.339%) 7 .668 05/15/38 1,509,718
3,500,000 (d) Cantor Commercial Real Estate Lending 2019-CF1, Series 2019
CF1
4 .352 05/15/52 2,899,420
705,000 (d) CD 2016-CD1 Mortgage Trust, Series 2016 CD1 3 .631 08/10/49 473,786
1,440,000 (d) CD Mortgage Trust, Series 2017 CD3 3 .984 02/10/50 1,009,798
47,996 (b),(d) CF 2020-P1 Mortgage Trust, Series 2020 P1 2 .840 04/15/52 47,845
750,000 (b),(d) CF 2020-P1 Mortgage Trust, Series 2020 P1 3 .603 04/15/52 681,569
577,650 (b),(d) Citigroup Commercial Mortgage Trust 2014-GC23, Series 2014
GC23
4 .588 07/10/47 549,525
1,690,000 (d) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
4 .041 04/10/48 1,541,808
1,957,361 (d) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
3 .758 04/10/48 1,888,780
1,900,000 Citigroup Commercial Mortgage Trust 2016-GC37, Series 2016
GC37
4 .233 04/10/49 1,854,338
3,000,000 (d) Citigroup Commercial Mortgage Trust 2016-P3, Series 2016 P3 4 .271 04/15/49 2,799,184
2,500,000 (d) Citigroup Commercial Mortgage Trust 2017-C4, Series 2017
C4
4 .137 10/12/50 2,363,968
2,260,000 (d) Citigroup Commercial Mortgage Trust 2017-P8, Series 2017 P8 4 .254 09/15/50 1,994,943
1,574,000 Citigroup Commercial Mortgage Trust 2019-GC41, Series 2019
GC41
3 .502 08/10/56 1,358,781
850,000 (b),(d) Citigroup Commercial Mortgage Trust 2021-PRM2, Series 2021
PRM2, (TSFR1M + 2.014%)
6 .343 10/15/38 841,008
1,511,544 COMM 2014-CCRE17 Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 1,460,057
833,209 (d) COMM 2014-CR14 Mortgage Trust, Series 2014 CR14 3 .706 02/10/47 802,951
2,000,000 (d) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4 .587 06/10/47 1,431,159
2,000,000 (b),(d) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4 .767 06/10/47 860,020
1,840,000 (d) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3 .886 03/10/48 1,656,466
2,000,000 (b) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3 .000 03/10/48 1,364,686
1,580,250 (d) COMM 2015-CCRE23 Mortgage Trust, Series 2015 CR23 4 .218 05/10/48 1,516,424
1,500,000 (d) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 3 .463 08/10/48 1,253,146
500,000 (d) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 4 .336 08/10/48 468,134
1,000,000 (d) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 4 .336 08/10/48 990,088
550,000 (d) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3 .768 08/10/48 516,693
3,000,000 (d) COMM 2015-CCRE26 Mortgage Trust, Series 2015 CR26 4 .512 10/10/48 2,804,127
2,043,000 (d) COMM 2015-LC23 Mortgage Trust, Series 2015 LC23 4 .543 10/10/48 1,961,979
3,500,000 (d) COMM 2018-COR3 Mortgage Trust, Series 2018 COR3 4 .516 05/10/51 2,904,520

Portfolio of Investments May 31, 2025
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
2,500,000 (d) COMM 2019-GC44 Mortgage Trust, Series 2019 GC44 3 .509% 08/15/57 $ 2,072,246
4,830,000 (b),(d) Connecticut Avenue Securities Trust 2021-R03, Series 2021
R03, (SOFR30A + 5.500%)
9 .822 12/25/41 5,043,498
5,000,000 (b),(d) Connecticut Avenue Securities Trust 2022-R01, Series 2022
R01, (SOFR30A + 6.000%)
10 .322 12/25/41 5,258,826
6,000,000 (b),(d) Connecticut Avenue Securities Trust 2022-R02, Series 2022
R02, (SOFR30A + 7.650%)
12 .972 01/25/42 6,464,125
4,500,000 (b),(d) Connecticut Avenue Securities Trust 2022-R03, Series 2022
R03, (SOFR30A + 9.850%)
14 .823 03/25/42 5,056,004
5,000,000 (b),(d) Connecticut Avenue Securities Trust 2022-R04, Series 2022
R04, (SOFR30A + 9.500%)
14 .837 03/25/42 5,591,125
5,000,000 (b),(d) Connecticut Avenue Securities Trust 2022-R05, Series 2022
R05, (SOFR30A + 7.000%)
11 .322 04/25/42 5,430,396
6,000,000 (b),(d) Connecticut Avenue Securities Trust 2022-R06, Series 2022
R06, (SOFR30A + 10.600%)
15 .334 05/25/42 6,887,240
4,000,000 (b),(d) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 12.000%)
16 .321 06/25/42 4,709,654
1,500,000 (b),(d) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 4.650%)
8 .971 06/25/42 1,597,995
600,000 (b),(d) Connecticut Avenue Securities Trust 2022-R09, Series 2022
R09, (SOFR30A + 6.750%)
11 .071 09/25/42 664,205
3,350,000 (b),(d) Connecticut Avenue Securities Trust 2023-R02, Series 2023
R02, (SOFR30A + 7.900%)
12 .222 01/25/43 3,735,104
5,045,600 (b),(d) Connecticut Avenue Securities Trust 2023-R02, Series 2023
R02, (SOFR30A + 5.550%)
9 .872 01/25/43 5,505,438
6,217,000 (b),(d) Connecticut Avenue Securities Trust 2023-R04, Series 2023
R04, (SOFR30A + 5.350%)
9 .671 05/25/43 6,789,158
5,000,000 (b),(d) Connecticut Avenue Securities Trust 2023-R04, Series 2023
R04, (SOFR30A + 8.250%)
12 .571 05/25/43 5,635,418
5,000,000 (b),(d) Connecticut Avenue Securities Trust 2023-R05, Series 2023
R05, (SOFR30A + 4.750%)
9 .071 06/25/43 5,394,722
1,415,000 (b),(d) Connecticut Avenue Securities Trust 2023-R05, Series 2023
R05, (SOFR30A + 6.850%)
11 .171 06/25/43 1,544,462
6,000,000 (b),(d) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 5.900%)
10 .222 07/25/43 6,399,178
5,000,000 (b),(d) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 3.900%)
9 .188 07/25/43 5,274,690
6,000,000 (b),(d) Connecticut Avenue Securities Trust 2023-R08, Series 2023
R08, (SOFR30A + 3.550%)
7 .872 10/25/43 6,327,779
4,005,512 (b),(d) CSMC 2021-INV2 Trust, Series 2021 INV2 3 .281 11/25/56 3,236,773
1,000,000 (b),(d) CSMC 2021-NQM1, Series 2021 NQM1 2 .130 05/25/65 774,849
3,500,000 (d) CSMC Trust 2016-NXSR, Series 2016 NXSR 4 .422 12/15/49 3,116,656
1,871,000 (d) CSMC Trust 2016-NXSR, Series 2016 NXSR 4 .251 12/15/49 1,746,511
1,300,000 (b),(d) DBSG 2024-ALTA Mortgage Trust, Series 2024 ALTA 7 .296 06/10/37 1,309,480
30,450,000 (b),(d) DOLP Trust 2021-NYC, Series 2021 NYC, (I/O) 0 .665 05/10/41 917,277
11,572,104 Fannie Mae Pool, FN MA5353 5 .500 05/01/54 11,459,733
12,894,429 Fannie Mae Pool, FN MA5165 5 .500 10/01/53 12,780,792
13,253,547 Fannie Mae Pool, FN MA5039 5 .500 06/01/53 13,141,836
12,686,056 Fannie Mae Pool, FN MA5107 5 .500 08/01/53 12,577,209
7,891,869 Fannie Mae Pool, FN MA4919 5 .500 02/01/53 7,833,430
10,085 (d) Fannie Mae Pool, FN 946228, (LIBOR 12 M + 1.587%) 7 .337 09/01/37 10,276
6,693,170 Fannie Mae Pool, FN MA4918 5 .000 02/01/53 6,495,589
650 (d) Fannie Mae Pool, FN 905597, (LIBOR 12 M + 1.875%) 6 .750 12/01/36 668
141,339 (d) Fannie Mae REMICS, Series 2013 98, (SOFR30A + 5.836%),
(I/O)
1 .514 09/25/43 15,336
77,850 (b),(d) Flagstar Mortgage Trust 2017-2, Series 2017 2 3 .979 10/25/47 70,656
1,809,581 (b),(d) Flagstar Mortgage Trust 2021-11INV, Series 2021 11IN 3 .449 11/25/51 1,422,313
11,215,372 (d) Freddie Mac Multifamily ML Certificates, Series 2021 ML12,
(I/O)
1 .226 07/25/41 993,345
1,000,000 (b),(d) Freddie Mac STACR REMIC Trust 2020-DNA6, Series 2020
DNA6, (SOFR30A + 3.000%)
7 .322 12/25/50 1,070,862
5,000,000 (b),(d) Freddie Mac STACR REMIC Trust 2021-DNA6, Series 2021
DNA6, (SOFR30A + 7.500%)
11 .822 10/25/41 5,331,128

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
6,000,000 (b),(d) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022
DNA1, (SOFR30A + 7.100%)
11 .422% 01/25/42 $ 6,419,828
6,000,000 (b),(d) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 8.500%)
13 .788 02/25/42 6,563,152
5,900,000 (b),(d) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 4.750%)
9 .072 02/25/42 6,181,480
6,000,000 (b),(d) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 9.750%)
15 .087 04/25/42 6,736,482
5,000,000 (b),(d) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 5.650%)
8 .647 04/25/42 5,358,830
5,000,000 (b),(d) Freddie Mac STACR REMIC Trust 2022-HQA1, Series 2022
HQA1, (SOFR30A + 7.000%)
9 .997 03/25/42 5,443,383
3,600,000 (b),(d) Freddie Mac STACR REMIC Trust 2022-HQA2, Series 2022
HQA2, (SOFR30A + 4.000%)
8 .322 07/25/42 3,804,753
2,735,699 (d) Government National Mortgage Association, Series 2023 111,
(SOFR30A + 23.205%)
6 .325 08/20/53 2,942,488
1,711,023 (d) Government National Mortgage Association, Series 2023 96,
(SOFR30A + 26.100%)
7 .272 07/20/53 1,809,257
19,502,618 (d) Government National Mortgage Association, Series 2020 61,
(TSFR1M + 6.326%), (I/O)
1 .566 07/20/43 2,262,107
1,081,000 (b),(d) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (LIBOR 1 M + 1.497%)
3 .449 07/15/31 341,380
1,500,000 (b),(d) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.897%)
6 .226 07/15/31 212,310
2,000,000 (b),(d) GS Mortgage Securities Corp Trust 2021-ARDN, Series 2021
ARDN, (TSFR1M + 3.464%)
7 .793 11/15/36 1,952,835
2,600,000 (b),(d) GS Mortgage Securities Corp Trust 2021-ARDN, Series 2021
ARDN, (TSFR1M + 1.364%)
5 .693 11/15/36 2,593,229
1,000,000 (d) GS Mortgage Securities Trust 2016-GS3, Series 2016 GS3 3 .978 10/10/49 934,281
2,260,000 (d) GS Mortgage Securities Trust 2016-GS4, Series 2016 GS4 3 .948 11/10/49 2,000,236
3,500,000 (d) GS Mortgage Securities Trust 2018-GS9, Series 2018 GS9 4 .345 03/10/51 3,014,757
1,425,000 (d) GS Mortgage Securities Trust 2019-GC38, Series 2019 GC38 4 .158 02/10/52 1,362,277
1,000,000 GS Mortgage Securities Trust 2020-GSA2, Series 2020 GSA2 2 .012 12/12/53 856,988
4,641 (b),(d) GS Mortgage-Backed Securities Corp Trust 2019-PJ2, Series
2019 PJ2
4 .000 11/25/49 4,348
96,472 (b),(d) GS Mortgage-Backed Securities Corp Trust 2019-PJ2, Series
2019 PJ2
4 .000 11/25/49 90,382
6,380,517 (b),(d) GS Mortgage-Backed Securities Trust 2022-PJ1, Series 2022
PJ1
2 .829 05/28/52 5,130,836
3,000,000 (b),(d) Houston Galleria Mall Trust 2025-HGLR, Series 2025 HGLR 5 .462 02/05/45 3,035,314
2,000,000 (b),(d) HTL Commercial Mortgage Trust 2024-T53, Series 2024 T53 7 .088 05/10/39 2,021,167
1,500,000 (b),(d) ILPT Commercial Mortgage Trust 2022-LPF2, Series 2022 LPF2,
(TSFR1M + 2.744%)
7 .073 10/15/39 1,501,192
343,555 (d) Impac Secured Assets CMN Owner Trust, Series 2000 3 8 .000 10/25/30 318,622
2,000,000 (b),(d) Imperial Fund Mortgage Trust 2020-NQM1, Series 2020 NQM1 3 .531 10/25/55 1,827,990
230,646 (b),(d) Imperial Fund Mortgage Trust 2020-NQM1, Series 2020 NQM1 2 .051 10/25/55 217,346
323,718 (b),(d) Imperial Fund Mortgage Trust 2021-NQM1, Series 2021 NQM1 1 .617 06/25/56 284,354
450,000 (b),(d) Imperial Fund Mortgage Trust 2021-NQM1, Series 2021 NQM1 2 .383 06/25/56 331,957
2,000,000 (b),(d),(g) IP 2025-IP Mortgage Trust, Series 2025 IP 7 .712 06/10/42 2,000,000
2,500,000 (b),(d) J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-ACB, Series 2022 ACB, (SOFR30A + 3.350%)
7 .757 03/15/39 2,505,315
2,440,699 (b),(d) J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-NLP, Series 2022 NLP, (TSFR1M + 2.858%)
7 .918 04/15/37 2,234,828
4,663,799 (b),(d) J.P. Morgan Mortgage Trust 2022-LTV2, Series 2022 LTV2 3 .666 09/25/52 3,903,042
140,126 (d) JP Morgan Alternative Loan Trust 2007-S1, Series 2007 S1,
(TSFR1M + 0.674%)
4 .999 04/25/47 134,738
2,000,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, Series 2020 NNN
3 .065 01/16/37 1,572,481
1,333,970 (b),(d) JP Morgan Mortgage Trust 2020-INV1, Series 2020 INV1 4 .186 08/25/50 1,149,379
1,500,000 (d) JPMBB Commercial Mortgage Securities Trust 2015-C31,
Series 2015 C31
4 .603 08/15/48 1,416,005
2,500,000 (d) JPMBB Commercial Mortgage Securities Trust 2015-C31,
Series 2015 C31
4 .603 08/15/48 2,025,008

Portfolio of Investments May 31, 2025
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
3,750,000 (b),(d) JPMBB Commercial Mortgage Securities Trust 2015-C33,
Series 2015 C33
4 .136% 12/15/48 $ 3,409,895
1,400,000 (b),(d) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4 .199 03/17/49 1,226,806
1,500,000 (d) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4 .699 03/17/49 1,423,291
2,000,000 (d) JPMCC Commercial Mortgage Securities Trust 2017-JP6,
Series 2017 JP6
3 .700 07/15/50 1,625,030
$ 1,400,000 (b),(d) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
Series 2017 JP7
4 .424 09/15/50 860,093
2,000,000 (d) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
Series 2017 JP7
3 .674 09/15/50 1,663,855
190,000 (b) Ladder Capital Commercial Mortgage 2013-GCP Mortgage
Trust, Series 2013 GCP
3 .985 02/15/36 178,949
3,015,000 (b) Legends Outlets Kansas City KS Mortgage Secured Pass-
Through Trust, Series 2024 LGND
6 .733 11/05/39 3,006,876
34,356,000 (b),(d) MFT Trust 2020-ABC, Series 2020 ABC, (I/O) 0 .119 02/10/42 213,095
1,150,000 Morgan Stanley Capital I Trust 2019-H7, Series 2019 H7 3 .524 07/15/52 1,071,063
2,000,000 (b) MRCD 2019-MARK Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,424,600
1,500,000 (b),(d) MSCG Trust 2015-ALDR, Series 2015 ALDR 3 .462 06/07/35 1,494,506
500,000 (b),(d) MSCG Trust 2015-ALDR, Series 2015 ALDR 3 .462 06/07/35 497,468
1,000,000 (b),(d) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 2.943%)
7 .773 03/15/39 998,748
1,500,000 (b),(d) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 4.329%)
8 .658 07/15/36 998,345
1,500,000 (b),(d) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 3.579%)
7 .908 07/15/36 1,082,114
66,400 (b),(d) New Residential Mortgage Loan Trust 2015-2, Series 2015 2A 5 .302 08/25/55 65,800
3,200,000 (b),(d) NYCT Trust 2024-3ELV, Series 2024 3ELV, (TSFR1M + 2.840%) 7 .168 08/15/29 3,184,924
1,150,000 (b) One Bryant Park Trust 2019-OBP, Series 2019 OBP 2 .516 09/15/54 1,035,966
2,400,000 (b),(d) OPEN Trust 2023-AIR, Series 2023 AIR, (TSFR1M + 5.236%) 9 .565 11/15/40 2,408,816
2,000,000 (b),(d) PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF,
(TSFR1M + 0.994%)
5 .323 07/15/38 1,893,259
1,000,000 (b),(d) RLGH Trust 2021-TROT, Series 2021 TROT, (LIBOR 1 M +
1.828%)
1 .821 04/15/36 993,025
9,906 (b),(d) Sequoia Mortgage Trust 2018-7, Series 2018 7 4 .000 09/25/48 9,346
5,428 (b),(d) Sequoia Mortgage Trust 2019-2, Series 2019 2 4 .000 06/25/49 5,093
1,155,000 (b) SLG Office Trust 2021-OVA, Series 2021 OVA 2 .851 07/15/41 965,215
40,180,000 (b),(d) SLG Office Trust 2021-OVA, Series 2021 OVA, (I/O) 0 .258 07/15/41 498,855
1,831,354 (b),(d) SMR 2022-IND Mortgage Trust, Series 2022 IND, (TSFR1M +
3.950%)
8 .279 02/15/39 1,790,224
2,140,000 (b),(d) SREIT Trust 2021-PALM, Series 2021 PALM, (TSFR1M + 1.524%) 5 .853 10/15/34 2,129,318
2,000,000 (b),(d) TX Trust 2024-HOU, Series 2024 1, (TSFR1M + 3.239%) 7 .568 06/15/39 2,001,207
2,511,000 UBS Commercial Mortgage Trust 2017-C1, Series 2017 C1 4 .036 06/15/50 2,353,098
2,600,000 (d) UBS Commercial Mortgage Trust 2018-C11, Series 2018 C11 5 .044 06/15/51 2,384,178
2,000,000 (b),(d) Verus Securitization Trust 2021-8, Series 2021 8 3 .288 11/25/66 1,529,879
28,338 (d) Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2004-RA3 Trust, Series 2004 RA3
5 .557 08/25/38 28,134
362,670 (d) Wells Fargo Commercial Mortgage Trust 2015-NXS1, Series
2015 NXS1
3 .658 05/15/48 361,888
2,000,000 (d) Wells Fargo Commercial Mortgage Trust 2015-P2, Series 2015
P2
4 .818 12/15/48 1,953,196
1,765,000 (d) Wells Fargo Commercial Mortgage Trust 2016-C36, Series
2016 C36
4 .113 11/15/59 1,526,229
2,400,000 (b),(d) Wells Fargo Commercial Mortgage Trust 2017-SMP, Series
2017 SMP, (TSFR1M + 0.921%)
6 .258 12/15/34 2,236,685
3,000,000 (d) Wells Fargo Commercial Mortgage Trust 2024-C63, Series
2024 C63
5 .820 08/15/57 3,054,853
2,500,000 (b),(d) Wells Fargo Commercial Mortgage Trust 2025-DWHP, Series
2025 DWHP, (TSFR1M + 3.340%)
7 .669 04/15/38 2,496,698

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 925,281 (b),(d) Wells Fargo Mortgage Backed Securities 2021-INV1 Trust,
Series 2021 INV1
3 .309% 08/25/51 $ 766,101
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $432,807,644) 422,041,012
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
87895648 SOVEREIGN DEBT - 8 .3% 87895648
ANGOLA - 0.2%
2,150,000 (b) Angolan Government International Bond 8 .750 04/14/32 1,763,571
TOTAL ANGOLA 1,763,571
ARGENTINA - 0.2%
2,325,000 Argentine Republic Government International Bond 4 .125 07/09/35 1,561,237
TOTAL ARGENTINA 1,561,237
AZERBAIJAN - 0.1%
1,700,000 (b) Republic of Azerbaijan International Bond 3 .500 09/01/32 1,488,105
TOTAL AZERBAIJAN 1,488,105
BAHRAIN - 0.0%
500,000 (b) Bahrain Government International Bond 6 .000 09/19/44 406,840
TOTAL BAHRAIN 406,840
BENIN - 0.1%
1,550,000 (b) Benin Government International Bond 7 .960 02/13/38 1,421,025
TOTAL BENIN 1,421,025
BRAZIL - 0.2%
1,145,000 Brazilian Government International Bond 6 .000 10/20/33 1,123,460
1,250,000 Brazilian Government International Bond 7 .125 05/13/54 1,155,910
TOTAL BRAZIL 2,279,370
CHILE - 0.2%
2,150,000 Chile Government International Bond 3 .100 05/07/41 1,561,975
TOTAL CHILE 1,561,975
COLOMBIA - 0.3%
3,200,000 Colombia Government International Bond 5 .000 06/15/45 2,114,400
2,225,000 Colombia Government International Bond 5 .200 05/15/49 1,458,487
TOTAL COLOMBIA 3,572,887
COSTA RICA - 0.1%
905,000 (b) Costa Rica Government International Bond 5 .625 04/30/43 803,187
TOTAL COSTA RICA 803,187
COTE D'IVOIRE - 0.5%
2,250,000 (b) Ivory Coast Government International Bond 6 .125 06/15/33 1,991,520
662,953 (b) Ivory Coast Government International Bond 2032 144A 5 .750 12/31/32 619,518
2,125,000 (b) Ivory Coast Government International Bond 8 .250 01/30/37 2,003,004
TOTAL COTE D'IVOIRE 4,614,042
DOMINICAN REPUBLIC - 0.3%
1,525,000 (b),(c) Dominican Republic International Bond 4 .500 01/30/30 1,430,297
2,225,000 (b) Dominican Republic International Bond 6 .950 03/15/37 2,231,675
TOTAL DOMINICAN REPUBLIC 3,661,972
ECUADOR - 0.0%
380,000 (b) Ecuador Government International Bond 5 .000 07/31/30 294,314
TOTAL ECUADOR 294,314
EGYPT - 0.3%
1,500,000 (b) Egypt Government International Bond 8 .625 02/04/30 1,486,721
2,250,000 (b) Egypt Government International Bond 8 .500 01/31/47 1,730,677
TOTAL EGYPT 3,217,398
GHANA - 0.1%
157,300 (b) Ghana Government International Bond 5 .000 07/03/29 143,728
1,651,200 (b) Ghana Government International Bond 5 .000 07/03/35 1,226,016
TOTAL GHANA 1,369,744

Portfolio of Investments May 31, 2025
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GUATEMALA - 0.1%
$ 1,475,000 (b) Guatemala Government Bond 6 .600% 06/13/36 $ 1,476,844
TOTAL GUATEMALA 1,476,844
HONDURAS - 0.4%
1,675,000 (b) Honduras Government International Bond 5 .625 06/24/30 1,546,025
1,575,000 (b) Honduras Government International Bond 8 .625 11/27/34 1,598,625
TOTAL HONDURAS 3,144,650
HUNGARY - 0.4%
1,650,000 Hungary Government International Bond 7 .625 03/29/41 1,829,207
1,600,000 (b) Hungary Government International Bond 5 .500 03/26/36 1,514,400
1,300,000 (b) Magyar Export-Import Bank Zrt 6 .125 12/04/27 1,321,736
TOTAL HUNGARY 4,665,343
INDONESIA - 0.2%
1,475,000 Indonesia Government International Bond 5 .250 01/15/30 1,515,261
TOTAL INDONESIA 1,515,261
IRAQ - 0.1%
1,130,625 (b) Iraq International Bond 5 .800 01/15/28 1,110,873
TOTAL IRAQ 1,110,873
ISRAEL - 0.1%
1,675,000 Israel Government International Bond 5 .750 03/12/54 1,485,256
TOTAL ISRAEL 1,485,256
JORDAN - 0.2%
600,000 (b) Jordan Government International Bond 7 .375 10/10/47 516,452
600,000 (b) Jordan Government International Bond 5 .850 07/07/30 563,198
TOTAL JORDAN 1,079,650
KENYA - 0.2%
1,445,000 (b) Republic of Kenya Government International Bond 6 .300 01/23/34 1,149,699
500,000 (b) Republic of Kenya Government International Bond 9 .750 02/16/31 498,500
TOTAL KENYA 1,648,199
MEXICO - 0.7%
1,966,000 Mexico Government International Bond 4 .750 03/08/44 1,480,693
1,000,000 Mexico Government International Bond 4 .750 04/27/32 930,980
3,325,000 Mexico Government International Bond 4 .280 08/14/41 2,456,178
1,975,000 Mexico Government International Bond 6 .400 05/07/54 1,738,435
1,300,000 Mexico Government International Bond 7 .375 05/13/55 1,285,193
TOTAL MEXICO 7,891,479
MONGOLIA - 0.1%
795,000 (b) Mongolia Government International Bond 4 .450 07/07/31 685,798
TOTAL MONGOLIA 685,798
MOROCCO - 0.1%
850,000 (b) Morocco Government International Bond 5 .500 12/11/42 743,699
TOTAL MOROCCO 743,699
NIGERIA - 0.2%
2,150,000 (b) Nigeria Government International Bond 10 .375 12/09/34 2,150,267
TOTAL NIGERIA 2,150,267
OMAN - 0.2%
2,050,000 (b) Oman Government International Bond 6 .500 03/08/47 2,005,761
TOTAL OMAN 2,005,761
PANAMA - 0.2%
1,360,000 Panama Bonos del Tesoro 3 .362 06/30/31 1,099,560
1,450,000 Panama Government International Bond 8 .000 03/01/38 1,498,938
TOTAL PANAMA 2,598,498
PARAGUAY - 0.2%
1,625,000 (b) Paraguay Government International Bond 5 .600 03/13/48 1,407,250
1,425,000 (b) Paraguay Government International Bond 6 .000 02/09/36 1,422,934
TOTAL PARAGUAY 2,830,184
PERU - 0.3%
2,000,000 Peruvian Government International Bond 3 .300 03/11/41 1,448,790
1,755,000 Peruvian Government International Bond 5 .875 08/08/54 1,654,790
TOTAL PERU 3,103,580

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHILIPPINES - 0.1%
$ 1,225,000 Philippine Government International Bond 4 .200% 03/29/47 $ 980,577
TOTAL PHILIPPINES 980,577
POLAND - 0.2%
1,475,000 Republic of Poland Government International Bond 5 .375 02/12/35 1,474,406
1,555,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,415,031
TOTAL POLAND 2,889,437
QATAR - 0.1%
850,000 (b) Qatar Government International Bond 4 .817 03/14/49 755,426
TOTAL QATAR 755,426
REPUBLIC OF SERBIA - 0.2%
1,500,000 (b) Serbia International Bond 6 .500 09/26/33 1,548,551
TOTAL REPUBLIC OF SERBIA 1,548,551
ROMANIA - 0.2%
1,370,000 (b) Romanian Government International Bond 6 .125 01/22/44 1,171,981
450,000 (b) Romanian Government International Bond 7 .625 01/17/53 434,970
1,100,000 (b) Romanian Government International Bond 5 .750 03/24/35 986,920
TOTAL ROMANIA 2,593,871
RWANDA - 0.1%
1,375,000 (b) Rwanda International Government Bond 5 .500 08/09/31 1,155,000
TOTAL RWANDA 1,155,000
SAUDI ARABIA - 0.3%
1,500,000 (b) Saudi Government International Bond 5 .625 01/13/35 1,547,768
2,065,000 (b) Saudi Government International Bond 3 .750 01/21/55 1,368,992
TOTAL SAUDI ARABIA 2,916,760
SENEGAL - 0.1%
1,600,000 (b) Senegal Government International Bond 6 .250 05/23/33 1,150,400
700,000 (b) Senegal Government International Bond 6 .750 03/13/48 437,316
TOTAL SENEGAL 1,587,716
SOUTH AFRICA - 0.2%
1,900,000 Republic of South Africa Government International Bond 5 .375 07/24/44 1,395,550
1,575,000 Republic of South Africa Government International Bond 7 .300 04/20/52 1,362,375
TOTAL SOUTH AFRICA 2,757,925
TURKEY - 0.3%
1,025,000 Turkiye Government International Bond 7 .625 05/15/34 1,025,000
1,950,000 Turkiye Government International Bond 7 .125 02/12/32 1,913,416
TOTAL TURKEY 2,938,416
UKRAINE - 0.0%
73,658 (b) Ukraine Government International Bond 0 .000 02/01/35 35,540
15,548 (b) Ukraine Government International Bond 0 .000 02/01/36 7,486
55,000 (b) Ukraine Government International Bond 1 .750 02/01/29 33,550
TOTAL UKRAINE 76,576
UZBEKISTAN - 0.2%
1,600,000 (b) Republic of Uzbekistan International Bond 5 .375 02/20/29 1,544,384
TOTAL UZBEKISTAN 1,544,384
TOTAL SOVEREIGN DEBT
(Cost $93,869,674) 87,895,648
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
27680742 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2 .6% 27680742
15,000,000 United States Treasury Note/Bond 4 .750 02/15/45 14,641,406
6,000,000 United States Treasury Note/Bond 5 .000 05/15/45 6,060,938
7,000,000 United States Treasury Note/Bond 3 .750 04/30/27 6,978,398
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $28,212,594) 27,680,742

Portfolio of Investments May 31, 2025
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
61041907 VARIABLE RATE SENIOR LOAN INTERESTS - 5 .8% 61041907
CAPITAL GOODS - 0.7%
$ 2,500,000 (d) Barnes Group Inc, Term Loan B, (TSFR1M + 3.000%) 7 .329% 01/27/32 $ 2,494,925
258,621 (d),(h) Kaman Corporation, Delayed Draw Term Loan 1 .000 02/26/32 257,287
2,741,379 (d) Kaman Corporation, Term Loan B, (TSFR3M + TSFR6M +
2.750%)
7 .059 02/26/32 2,727,247
549,667 (d) QXO Inc, Term Loan B, (TSFR3M + 3.000%) 7 .280 04/30/32 552,102
1,477,621 (d) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .075 08/01/30 1,475,546
TOTAL CAPITAL GOODS 7,507,107
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,000,000 (d) WIN Waste Innovations Holdings, Inc., Incremental Term Loan,
(TSFR1M + 3.750%)
8 .191 03/27/28 1,005,625
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,005,625
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
2,508,894 (d) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6 .830 04/23/31 2,495,572
2,253,221 (d) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6 .827 01/30/31 2,235,556
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,731,128
CONSUMER DURABLES & APPAREL - 0.0%
430,271 (d) Weber-Stephen Products LLC, Term Loan B, (TSFR1M +
3.250%)
7 .691 10/29/27 427,480
TOTAL CONSUMER DURABLES & APPAREL 427,480
CONSUMER SERVICES - 0.3%
994,694 (d) Alterra Mountain Company, Term Loan B7, (TSFR1M + 3.000%) 7 .327 05/31/30 998,424
2,339,734 (d) GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR3M +
2.750%)
7 .053 10/31/29 2,350,883
TOTAL CONSUMER SERVICES 3,349,307
FOOD, BEVERAGE & TOBACCO - 0.2%
71,922 (d) City Brewing Company, LLC, First Out New Money Term Loan,
(TSFR3M + 6.250%)
10 .506 04/05/28 29,488
188,204 (d) City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M
+ 3.500%)
8 .018 04/05/28 77,164
15,589 (d) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 9.000%)
13 .580 01/03/26 14,420
120,690 (d),(h) Sauer Brands Inc, Delayed Draw Term Loan 0 .000 02/19/32 120,973
1,279,310 (d) Sauer Brands Inc, Term Loan B, (TSFR1M + 3.250%) 7 .577 02/19/32 1,282,310
TOTAL FOOD, BEVERAGE & TOBACCO 1,524,355
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
1,945,000 (d) Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%) 7 .679 05/10/27 1,941,460
3,969,072 (d) Insulet Corporation, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .827 08/04/31 3,992,470
1,930,019 (d) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6 .827 11/15/28 1,932,981
992,506 (d) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .827 02/21/31 994,650
841,500 (d) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.750%)
7 .079 12/19/30 844,088
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,705,649
INSURANCE - 1.0%
1,246,875 (d) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .577 01/30/32 1,246,944
1,994,962 (d) AssuredPartners, Inc., Incremental Term Loan B5, (TSFR1M +
3.500%)
7 .827 02/14/31 2,000,468
3,642,500 (d) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7 .327 06/16/31 3,650,477
1,994,987 (d) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 3.000%)
7 .327 07/31/31 2,000,384
1,595,081 (d) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
7 .049 05/06/31 1,594,411
TOTAL INSURANCE 10,492,684
MATERIALS - 0.4%
1,441,350 (d) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7 .502 04/13/29 1,437,415
479,747 (d) Plaze, Inc., Term Loan B, (TSFR1M + 3.500%) 7 .941 08/03/26 465,057
1,728,169 (d) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 8 .290 09/15/28 1,729,465

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 67,725 (d) W.R. Grace & Co.-Conn., Term Loan B, (TSFR3M + 3.250%) 7 .549% 09/22/28 $ 67,691
TOTAL MATERIALS 3,699,628
MEDIA & ENTERTAINMENT - 0.3%
3,205,850 (d) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
7 .327 02/10/31 3,219,875
TOTAL MEDIA & ENTERTAINMENT 3,219,875
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
685,224 (d) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6 .577 05/05/28 685,813
1,512,645 (d) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6 .573 05/19/31 1,476,720
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,162,533
SOFTWARE & SERVICES - 1.0%
907,725 (d) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .299 01/31/31 910,421
2,500,000 (d) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7 .333 07/30/31 2,485,537
2,390,911 (d) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .074 05/01/31 2,383,451
480,000 (d) IGT Holding IV AB, Term Loan B5, (TSFR3M + 3.500%) 7 .782 08/04/31 481,200
3,500,000 (d) Javelin Buyer, Inc., First Lien Term Loan, (TSFR3M + 3.250%) 7 .583 12/08/31 3,511,497
1,090,425 (d) UKG Inc., Term Loan B, (TSFR1M + 3.000%) 7 .329 02/10/31 1,093,746
TOTAL SOFTWARE & SERVICES 10,865,852
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,100,000 (d) CommScope, Inc., Term Loan, (TSFR1M + 5.250%) 9 .577 12/17/29 1,112,986
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,112,986
TRANSPORTATION - 0.0%
53,659 (d) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8 .022 10/20/27 54,082
TOTAL TRANSPORTATION 54,082
UTILITIES - 0.1%
1,179,746 (d) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .808 05/17/30 1,183,616
TOTAL UTILITIES 1,183,616
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $61,167,944) 61,041,907
TOTAL LONG-TERM INVESTMENTS
(Cost $1,058,041,445) 1,035,581,765
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
10,090,376 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .340 (j) 10,090,376
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $10,090,376) 10,090,376
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.5%
15655181 REPURCHASE AGREEMENTS - 1 .5% 15655181
1,430,181 (k) Fixed Income Clearing Corporation 1 .360 06/02/25 1,430,181
14,225,000 (l) Fixed Income Clearing Corporation 4 .300 06/02/25 14,225,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,655,181) 15,655,181
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,655,181) 15,655,181
TOTAL INVESTMENTS - 100 .5%
(Cost $ 1,083,787,002 ) 1,061,327,322
OTHER ASSETS & LIABILITIES, NET -  (0.5)% (4,894,018)
NET ASSETS - 100% $ 1,056,433,304
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
M Month

Portfolio of Investments May 31, 2025
(continued)
Strategic Income

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $576,995,474 or 54.4% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $9,820,003.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 2.1% of Total Investments.
(g) When-issued or delayed delivery security.
(h) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 1.360% dated 5/30/25 to be repurchased at $1,430,343 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 12/31/28, valued at $1,458,949.
(l) Agreement with Fixed Income Clearing Corporation, 4.300% dated 5/30/25 to be repurchased at $14,230,097 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 3/31/32, valued at $14,509,612.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 75 9/25 $ 8,273,860 $ 8,306,250 $ 32,390
U.S. Treasury 2-Year Note 125 9/25 25,901,601 25,929,688 28,087
U.S. Treasury 5-Year Note 150 9/25 16,182,710 16,228,125 45,415
U.S. Treasury Long Bond 450 9/25 50,417,134 50,751,563 334,429
U.S. Treasury Ultra Bond 225 9/25 25,949,126 26,114,062 164,936
Total $126,724,431 $127,329,688 $605,257

investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Strategic Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 82,264,573 $ – $ 82,264,573
Asset-Backed Securities – 154,107,127 3,607,225 157,714,352
Contingent Capital Securities – 14,305,711 – 14,305,711
Corporate Bonds – 182,637,820 – 182,637,820
Mortgage-Backed Securities – 422,041,012 – 422,041,012
Sovereign Debt – 87,895,648 – 87,895,648
U.S. Government and Agency Obligations – 27,680,742 – 27,680,742
Variable Rate Senior Loan Interests – 61,041,907 – 61,041,907
Investments Purchased with Collateral from Securities
Lending 10,090,376 – – 10,090,376
Short-Term Investments:
Repurchase Agreements – 15,655,181 – 15,655,181
Investments in Derivatives:
Futures Contracts* 605,257 – – 605,257
Total $ 10,695,633 $ 1,047,629,721 $ 3,607,225 $ 1,061,932,579
* Represents net unrealized appreciation (depreciation).